--------------------------------------------------------------------------------
        PROSPECTUS                                                   May 1, 1997
                                                   As Supplemented April 1, 1998
--------------------------------------------------------------------------------

                                                   [EVERGREEN LOGO APPEARS HERE]



EVERGREEN(SM) GROWTH AND INCOME FUNDS

----------------------------------------------------------------------------
Evergreen Utility Fund
Evergreen Growth and Income Fund
Evergreen Value Fund
Evergreen Small Cap Equity Income Fund
Evergreen Income and Growth Fund
Evergreen Fund for Total Return
Evergreen Blue Chip Fund

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



     The Evergreen Growth and Income Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification.


     This Prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is a series of an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


     A Statement of Additional Information for the Funds dated May 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.


The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or otherwise protected by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involve risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   Keep This Prospectus For Future Reference



EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS
                               -----------------




 EXPENSE INFORMATION                                3
 FINANCIAL HIGHLIGHTS                               6
 DESCRIPTION OF THE FUNDS                          19
          Investment Objectives and Policies       19
          Investment Practices and Restrictions    24
          Special Risk Considerations              28
 ORGANIZATION AND SERVICE PROVIDERS                30
          Organization                             30
          Service Providers                        30
          Sub-Adviser                              31
          Distribution Plans and Agreements        32


 PURCHASE AND REDEMPTION OF SHARES                 33
          How to Buy Shares                        33
          How to Redeem Shares                     37
          Exchange Privilege                       38
          Shareholder Services                     39
          Banking Laws                             40
 OTHER INFORMATION                                 40
          Dividends, Distributions and Tax         40
          General Information                      41

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
     The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class A, Class B and Class C Shares of the Funds. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".



SHAREHOLDER TRANSACTION EXPENSES              Class A Shares
                                              ------------------
Maximum Sales Charge Imposed on                    4.75%
Purchases (as a % of offering price)
Contingent Deferred Sales Charge (as a % of        None
original purchase price or redemption
proceeds, whichever is lower)



SHAREHOLDER TRANSACTION EXPENSES                                  Class B Shares                        Class C Shares
                                              ------------------------------------------------------- ------------------
Maximum Sales Charge Imposed on                                        None                                  None
Purchases (as a % of offering price)
Contingent Deferred Sales Charge (as a % of   5% during the first year, 4% during the second year,    1% during the
original purchase price or redemption         3% during the third and fourth years, 2% during the     first year and 0%
proceeds, whichever is lower)                 fifth year, 1% during the sixth year and 0% after the   thereafter
                                              sixth year

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows each Fund's actual annual operating expenses for the fiscal period ending July 31, 1997. The example shows what you would pay if you invested $1,000 over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers".

Evergreen Utility Fund


                               Annual Operating Expenses**
                             --------------------------------
                              Class A     Class B     Class C
                             ---------   ---------   --------
Management Fees                  .31%        .31%       .31%
12b-1 Fees*                      .25%        .75%       .75%
Shareholder Service Fees          --         .25%       .25%
Other Expenses                   .44%        .44%       .44%
                                ----        ----       ----
Total                           1.00%       1.75%      1.75%
                                ====        ====       ====


                                           Examples
                   --------------------------------------------------------
                        Assuming Redemption at             Assuming no
                             End of Period                  Redemption
                   ---------------------------------   --------------------
                    Class A     Class B     Class C     Class B     Class C
                   ---------   ---------   ---------   ---------   --------
After 1 Year          $ 57        $ 68        $ 28        $ 18     $ 18
After 3 Years         $ 78        $ 85        $ 55        $ 55     $ 55
After 5 Years         $100        $115        $ 95        $ 95     $ 95
After 10 Years        $164        $177        $206        $177     $206

Evergreen Growth and Income Fund


                                Annual Operating Expenses
                             --------------------------------
                              Class A     Class B     Class C
                             ---------   ---------   --------
Management Fees                  .97%        .97%       .97%
12b-1 Fees*                      .25%        .75%       .75%
Shareholder Service Fees          --         .25%       .25%
Other Expenses                   .25%        .28%       .28%
                                ----        ----       ----
Total                           1.47%       2.25%      2.25%
                                ====        ====       ====


                                           Examples
                   --------------------------------------------------------
                        Assuming Redemption at             Assuming no
                             End of Period                  Redemption
                   ---------------------------------   --------------------
                    Class A     Class B     Class C     Class B     Class C
                   ---------   ---------   ---------   ---------   --------
After 1 Year          $ 62        $ 73        $ 33        $ 23     $ 23
After 3 Years         $ 92        $100        $ 70        $ 70     $ 70
After 5 Years         $124        $140        $120        $120     $120
After 10 Years        $215        $229        $258        $229     $258

Evergreen Value Fund


                                Annual Operating Expenses
                             --------------------------------
                              Class A     Class B     Class C
                             ---------   ---------   --------
Management Fees                  .50%        .50%       .50%
12b-1 Fees*                      .25%        .75%       .75%
Shareholder Service Fees          --         .25%       .25%
Other Expenses                   .17%        .17%       .16%
                                 ---        ----       ----
Total                            .92%       1.67%      1.66%
                                 ===        ====       ====



                                           Examples
                   --------------------------------------------------------
                        Assuming Redemption at             Assuming no
                             End of Period                  Redemption
                   ---------------------------------   --------------------
                    Class A     Class B     Class C     Class B     Class C
                   ---------   ---------   ---------   ---------   --------
After 1 Year          $ 56        $ 67        $ 27        $ 17     $ 17
After 3 Years         $ 75        $ 83        $ 52        $ 53     $ 52
After 5 Years         $ 96        $111        $ 90        $ 91     $ 90
After 10 Years        $155        $168        $197        $168     $197

                    Evergreen Small Cap Equity Income Fund


                            Annual Operating Expenses**
                           ------------------------------
                            Class A   Class B    Class C
                           --------- --------- ----------
Management Fees               1.00%     1.00%      1.00%
12b-1 Fees*                    .25%      .75%       .75%
Shareholder Service Fees        --       .25%       .25%
Other Expenses                 .46%      .46%       .45%
                              ----      ----       ----
Total                         1.71%     2.46%      2.45%
                              ====      ====       ====


                                     Examples
                 ------------------------------------------------
                    Assuming Redemption at        Assuming no
                         End of Period             Redemption
                 ----------------------------- ------------------
                  Class A   Class B   Class C   Class B   Class C
                 --------- --------- --------- --------- --------
After 1 Year        $ 64      $ 75      $ 35      $ 25     $ 25
After 3 Years       $ 99      $107      $ 76      $ 77     $ 76
After 5 Years       $136      $151      $131      $131     $131
After 10 Years      $240      $252      $279      $252     $279

Evergreen Income and Growth Fund


                            Annual Operating Expenses
                           ----------------------------
                            Class A   Class B   Class C
                           --------- --------- --------
Management Fees                .98%      .98%     .98%
12b-1 Fees*                    .25%      .75%     .75%
Shareholder Service Fees        --       .25%     .25%
Other Expenses                 .22%      .22%     .22%
                              ----      ----     ----
Total                         1.45%     2.20%    2.20%
                              ====      ====     ====


                                     Examples
                 ------------------------------------------------
                    Assuming Redemption at        Assuming no
                         End of Period             Redemption
                 ----------------------------- ------------------
                  Class A   Class B   Class C   Class B   Class C
                 --------- --------- --------- --------- --------
After 1 Year        $ 62      $ 72      $ 32      $ 22     $ 22
After 3 Years       $ 91      $ 99      $ 69      $ 69     $ 69
After 5 Years       $123      $138      $118      $118     $118
After 10 Years      $213      $225      $254      $225     $254

Evergreen Fund for Total Return


                   Annual Operating Expenses
                  ----------------------------
                   Class A   Class B   Class C
                  --------- --------- --------
Management Fees       .63%      .63%     .63%
12b-1 Fees*           .25%     1.00%    1.00%
Other Expenses        .36%      .39%     .38%
                     ----      ----     ----
Total                1.24%     2.02%    2.01%
                     ====      ====     ====


                                     Examples
                 ------------------------------------------------
                    Assuming Redemption at        Assuming no
                         End of Period             Redemption
                 ----------------------------- ------------------
                  Class A   Class B   Class C   Class B   Class C
                 --------- --------- --------- --------- --------
After 1 Year        $ 60      $ 71      $ 30      $ 21     $ 20
After 3 Years       $ 85      $ 93      $ 63      $ 63     $ 63
After 5 Years       $112      $129      $108      $109     $108
After 10 Years      $190      $205      $234      $205     $234

Evergreen Blue Chip Fund


                   Annual Operating Expenses
                  ----------------------------
                   Class A   Class B   Class C
                  --------- --------- --------
Management Fees       .64%      .64%     .64%
12b-1 Fees*           .25%     1.00%    1.00%
Other Expenses        .31%      .31%     .31%
                     ----      ----     ----
Total                1.20%     1.95%    1.95%
                     ====      ====     ====


                                     Examples
                 ------------------------------------------------
                    Assuming Redemption at        Assuming no
                         End of Period             Redemption
                 ----------------------------- ------------------
                  Class A   Class B   Class C   Class B   Class C
                 --------- --------- --------- --------- --------
After 1 Year        $ 59      $ 70      $ 30      $ 20     $ 20
After 3 Years       $ 84      $ 91      $ 61      $ 61     $ 61
After 5 Years       $110      $125      $105      $105     $105
After 10 Years      $186      $195      $227      $195     $227

     *Class A shares can pay up to 0.75% of average net assets as a 12b-1 Fee. For the forseeable future, the Class A shares 12b-1 Fees will be limited to 0.25% of average net assets. For Class B and Class C shares, a portion of the 12b-1 Fees equivalent to 0.25% of average net assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to 0.75% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.


     **The annualized operating expenses and examples reflect fee waivers and/or expense reimbursements for the fiscal period ended July 31, 1997. Actual expenses for the period, excluding fee waivers and expense reimbursements, were as follows:



                                                    Class A   Class B   Class C
                                                   --------- --------- ---------
      Evergreen Utility Fund ..................... 1.19%     1.94%     1.94%
      Evergreen Small Cap Equity Income Fund ..... 1.84%     2.59%     2.58%

     The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent period. Such amounts have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds". As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


     From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the five most recent fiscal years or the life of the Fund if shorter has been audited by the respective Fund's independent auditors as follows: for Evergreen Utility Fund by KPMG Peat Marwick LLP; for Evergreen Growth and Income Fund for the period ended July 31, 1997 and the year ended December 31, 1996 by KPMG Peat Marwick LLP, and for the period January 3, 1995 through December 31, 1995 by other auditors; for Evergreen
Value Fund by KPMG Peat Marwick LLP; for Evergreen Small Cap Equity Income Fund for the period ended July 31, 1997 and the year ended December 31, 1996 by KPMG Peat Marwick LLP and for the period January 3, 1995 through December 31, 1995 by other auditors, for Evergreen Fund for Total Return by KPMG Peat Marwick
LLP; for Evergreen Income and Growth Fund for the period ended July 31, 1997 and for the year ended January 31, 1997 by Price Waterhouse LLP, and for the year ended January 31, 1996 and the period January 3, 1995 through January 31, 1995 by other auditors; and for Evergreen Blue Chip Fund by KPMG Peat Marwick LLP. Class A and Class C shares of Evergreen Blue Chip Fund commenced operations on January 9, 1998 and are therefore not presented in the tables below. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.


     Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


Evergreen Utility Fund -- Class A Shares



                                                                                           Class A Shares
                                                                      ---------------------------------------------------------
                                                                        Seven Months           Year Ended December 31,
                                                                           Ended      -----------------------------------------
                                                                       July 31, 1997#      1996         1995          1994*
                                                                      --------------- ------------- ------------ --------------
PER SHARE DATA:
Net asset value beginning of period .................................    $ 10.57       $ 10.80        $  9.00      $  10.00
                                                                         --------      ----------     -------      --------
Income from investment operations
 Net investment income ..............................................       0.25          0.41           0.44          0.45
 Net realized and unrealized gain (loss) on investments .............       0.87          0.05           2.25         (1.01)
                                                                         --------      ----------     -------       --------
   Total from investment operations .................................       1.12          0.46           2.69         (0.56)
                                                                         --------      ----------     -------      --------
Less distributions from
 Net investment income ..............................................      (0.24)        (0.41)         (0.44)        (0.44)
 Net realized gain on investments ...................................          0         (0.28)         (0.45)            0
                                                                         --------      ----------     --------      --------
   Total distributions ..............................................      (0.24)        (0.69)         (0.89)        (0.44)
                                                                         --------      ----------     --------     --------
Net asset value end of period .......................................    $ 11.45       $ 10.57        $ 10.80      $   9.00
                                                                         ========      ==========     ========     ========
TOTAL RETURN+ .......................................................      10.72%         4.40%         30.70%        (5.60%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................       1.00%++       0.87%          0.79%         0.53%++
 Total expenses, excluding indirectly paid expenses .................       0.99%++        N/A            N/A           N/A
 Total expenses, excluding fee waivers & expense reimbursements .....       1.19%++       1.15%          1.18%         1.43%++
 Net investment income ..............................................       3.85%++       3.87%          4.51%         5.07%++
Portfolio turnover rate .............................................         50%           59%            88%           23%
Average commission rate paid per share ..............................  $  0.0593      $ 0.0605            N/A           N/A
Net assets end of period (thousands) ................................  $  91,638      $ 96,243      $ 107,872      $  4,190
                                                                       ==========     ==========     ========      ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

Evergreen Utility Fund -- Class B and C Shares

                                                                                          Class B Shares
                                                                      -------------------------------------------------------
                                                                        Seven Months          Year Ended December 31,
                                                                           Ended      ---------------------------------------
                                                                       July 31, 1997#      1996        1995         1994*
                                                                      --------------- ------------- ---------- --------------
PER SHARE DATA:
Net asset value beginning of period .................................    $ 10.58       $ 10.81       $  9.00     $  10.00
                                                                         --------      ----------    -------     --------
Income from investment operations
 Net investment income ..............................................       0.20          0.33          0.37         0.39
 Net realized and unrealized gain (loss) on investments .............       0.87          0.05          2.26        (1.01)
                                                                         --------      ----------    -------     --------
   Total from investment operations .................................       1.07          0.38          2.63        (0.62)
                                                                         --------      ----------    -------     --------
Less distributions from .............................................
 Net investment income ..............................................      (0.19)        (0.33)        (0.37)       (0.38)
 Net realized gain on investments ...................................          0         (0.28)        (0.45)           0
                                                                         --------      ----------    -------     --------
   Total distributions ..............................................      (0.19)        (0.61)        (0.82)       (0.38)
                                                                         --------      ----------    -------     --------
Net asset value end of period .......................................    $ 11.46       $ 10.58       $ 10.81     $   9.00
                                                                         ========      ==========    =======     ========
TOTAL RETURN+ .......................................................      10.21%         3.60%        29.90%       (6.20%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................       1.75%++       1.62%         1.53%        1.27%++
 Total expenses, excluding indirectly paid expenses .................       1.74%++        N/A           N/A          N/A
 Total expenses, excluding fee waivers & expense reimbursements .....       1.94%++       1.89%         1.93%        2.11%++
 Net investment income ..............................................       3.10%++       3.12%         3.78%        4.19%++
Portfolio turnover rate .............................................         50%           59%           88%          23%
Average commission rate paid per share ..............................  $  0.0593      $ 0.0605           N/A          N/A
Net assets end of period (thousands) ................................  $  36,738      $ 38,511       $35,662     $ 28,792
                                                                       ==========     ==========     =======     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.



                                                                                          Class C Shares
                                                                      -------------------------------------------------------
                                                                        Seven Months          Year Ended December 31,
                                                                           Ended      ---------------------------------------
                                                                       July 31, 1997#      1996        1995         1994*
                                                                      --------------- ------------- ---------- --------------
PER SHARE DATA:
Net asset value beginning of period .................................    $ 10.58       $ 10.82       $  9.01     $   9.33
                                                                         --------      ----------    -------     --------
Income from investment operations
 Net investment income ..............................................       0.20          0.33          0.37         0.12
 Net realized and unrealized gain (loss) on investments .............       0.87          0.04          2.26        (0.33)
                                                                         --------      ----------    -------     --------
   Total from investment operations .................................       1.07          0.37          2.63        (0.21)
                                                                         --------      ----------    -------     --------
Less distributions from .............................................
 Net investment income ..............................................      (0.19)        (0.33)        (0.37)       (0.11)
 Net realized gain on investments ...................................          0         (0.28)        (0.45)           0
                                                                         --------      ----------    -------     --------
   Total distributions ..............................................      (0.19)        (0.61)        (0.82)       (0.11)
                                                                         --------      ----------    -------     --------
Net asset value end of period .......................................    $ 11.46       $ 10.58       $ 10.82     $   9.01
                                                                         ========      ==========    =======     ========
TOTAL RETURN+ .......................................................      10.21%         3.50%        29.80%       (2.20%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................       1.75%++       1.63%         1.54%        1.94%++
 Total expenses, excluding indirectly paid expenses .................       1.74%++        N/A           N/A          N/A
 Total expenses, excluding fee waivers & expense reimbursements .....       1.94%++       1.90%         1.93%        2.78%++
 Net investment income ..............................................       3.10%++       3.13%         3.76%        3.96%++
Portfolio turnover rate .............................................         50%           59%           88%          23%
Average commission rate paid per share ..............................  $  0.0593      $ 0.0605           N/A          N/A
Net assets end of period (thousands) ................................  $     379      $    396       $   246     $    128
                                                                       ==========      ==========    =======     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

Evergreen Growth and Income Fund -- Class A and B Shares



                                                                                Class A Shares
                                                                 --------------------------------------------
                                                                                          Year Ended
                                                                   Seven Months          December 31,
                                                                      Ended      ----------------------------
                                                                  July 31, 1997#      1996          1995
                                                                 --------------- ------------- --------------
PER SHARE DATA:
Net asset value beginning of period ............................  $ 22.53        $ 18.63        $ 14.48
                                                                   ---------      ----------     -------
Income from investment operations
 Net investment income .........................................     0.08           0.12           0.13
 Net realized and unrealized gain on investments ...............     4.72           4.26           4.64
                                                                   ---------      ----------     -------
   Total from investment operations ............................     4.80           4.38           4.77
                                                                   ---------      ----------     -------
Less distributions from
 Net investment income .........................................    (0.07)         (0.13)         (0.14)
 In excess of net investment income ............................        0**            0              0
 Net realized gain on investments ..............................        0          (0.35)         (0.48)
                                                                   ---------      ----------     -------
   Total distributions .........................................    (0.07)         (0.48)         (0.62)
                                                                   ---------      ----------     -------
Net asset value end of period ..................................  $ 27.26        $ 22.53        $ 18.63
                                                                   =========      ==========     =======
TOTAL RETURN+ ..................................................    21.33%         23.50%         33.00%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................................     1.47%++        1.41%          1.55%++
 Total expenses, excluding indirectly paid expenses ............     1.47%++         N/A           N/A
 Total expenses, excluding fee waivers & expense reimbursements       N/A            N/A          1.64%++
 Net investment income .........................................     0.57%++        0.70%         0.99%++
Portfolio turnover rate ........................................        6%            14%           17%
Average commission rate paid per share ......................... $ 0.0603       $ 0.0566           N/A
Net assets end of period (millions) ............................ $    166       $     85        $   19
                                                                 ===========      ==========   =========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
**  Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.



                                                                                Class B Shares
                                                                 --------------------------------------------
                                                                                          Year Ended
                                                                   Seven Months          December 31,
                                                                      Ended      ----------------------------
                                                                  July 31, 1997#      1996          1995*
                                                                 --------------- ------------- --------------
PER SHARE DATA:
Net asset value beginning of period ............................    $ 22.43        $ 18.59       $  14.48
                                                                    ---------      --------      --------
Income from investment operations
 Net investment income (loss) ..................................      (0.02)             0**         0.05
 Net realized and unrealized gain on investments ...............       4.69           4.20           4.61
                                                                    ---------      --------      --------
   Total from investment operations ............................       4.67           4.20           4.66
                                                                    ---------      --------      --------
Less distributions from
 Net investment income .........................................          0          (0.01)         (0.07)
 Net realized gain on investments ..............................          0          (0.35)         (0.48)
                                                                    ---------      --------      --------
   Total distributions .........................................          0          (0.36)         (0.55)
                                                                    ---------      --------      --------
Net asset value end of period ..................................    $ 27.10        $ 22.43       $  18.59
                                                                    =========      ========      ========
TOTAL RETURN+ ..................................................      20.82%         22.60%         32.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................................       2.25%++        2.17%          2.24%++
 Total expenses, excluding indirectly paid expenses ............       2.25%++         N/A            N/A
 Total expenses, excluding fee waivers & expense reimbursements         N/A            N/A           2.26%++
 Net investment income .........................................      (0.19%)++      (0.06%)         0.30%++
Portfolio turnover rate ........................................          6%            14%            17%
Average commission rate paid per share ......................... $   0.0603     $   0.0566            N/A
Net assets end of period (millions) ............................ $      542     $      245      $      46
                                                                 ============    ==========      ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
**  Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

Evergreen Growth and Income Fund -- Class C Shares



                                                                                Class C Shares
                                                                 --------------------------------------------
                                                                                          Year Ended
                                                                   Seven Months          December 31,
                                                                      Ended      ----------------------------
                                                                  July 31, 1997#      1996          1995*
                                                                 --------------- ------------- --------------
PER SHARE DATA:
Net asset value beginning of period ............................    $ 22.43        $ 18.58       $  14.48
                                                                    ---------      --------      --------
Income from investment operations
 Net investment income (loss) ..................................      (0.02)             0**         0.06
 Net realized and unrealized gain on investments ...............       4.69           4.21           4.60
                                                                    ---------      --------      --------
   Total from investment operations ............................       4.67           4.21           4.66
                                                                    ---------      --------      --------
Less distributions from
 Net investment income .........................................          0          (0.01)         (0.08)
 Net realized gain on investments ..............................          0          (0.35)         (0.48)
                                                                    ---------      --------       --------
   Total distributions .........................................          0          (0.36)         (0.56)
                                                                    ---------      --------       --------
Net asset value end of period ..................................    $ 27.10        $ 22.43       $  18.58
                                                                    =========      ========       ========
TOTAL RETURN+ ..................................................      20.82%         22.60%         32.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................................       2.25%++        2.17%          2.15%++
 Total expenses, excluding indirectly paid expenses ............       2.25%++         N/A            N/A
 Total expenses, excluding fee waivers & expense reimbursements         N/A            N/A           4.94%++
 Net investment income .........................................      (0.19%)++      (0.06%)         0.35%++
Portfolio turnover rate ........................................          6%            14%            17%
Average commission rate paid per share ......................... $   0.0603     $   0.0566            N/A
Net assets end of period (millions) ............................ $       24     $       10      $      20
                                                                 ============    ==========      ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
** Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

                    Evergreen Value Fund -- Class A Shares



                                                            Class A Shares
                                   -----------------------------------------------------------------
                                     Seven Months               Year Ended December 31,
                                        Ended      -------------------------------------------------
                                    July 31, 1997#      1996         1995        1994        1993
                                   --------------- ------------- ----------- ----------- -----------
 PER SHARE DATA:
 Net asset value beginning of
  period .........................   $ 20.57       $ 20.45       $ 16.62     $ 17.63     $ 17.11
                                      --------      ----------    -------     -------     -------
 Income from investment
  operations
  Net investment income ..........      0.21          0.38          0.55        0.52        0.47
  Net realized and
   unrealized gain (loss)
   on investments ................      4.05          3.49          4.69       (0.20)       1.10
                                      --------      ----------    -------     --------    -------
   Total from investment
    operations ...................      4.26          3.87          5.24        0.32        1.57
                                      --------      ----------    -------     --------    -------
 Less distributions from .........
  Net investment income ..........     (0.19)        (0.41)        (0.51)      (0.51)      (0.47)
  Net realized gain on
   investments ...................         0         (3.32)        (0.90)      (0.82)      (0.58)
  In excess of net
   investment income .............         0         (0.02)            0           0           0
                                      --------      ----------    --------    --------    --------
   Total distributions ...........     (0.19)        (3.75)        (1.41)      (1.33)      (1.05)
                                      --------      ----------    --------    --------    --------
 Net asset value end of
  period .........................   $ 24.64       $ 20.57       $ 20.45     $ 16.62     $ 17.63
                                      ========      ==========    ========    ========    ========
 TOTAL RETURN+ ...................     20.78%        18.90%        31.80%       1.90%       9.30%
 RATIOS/SUPPLEMENTAL
  DATA:
 Ratios to average net
  assets:
  Total expenses .................      0.92%++       0.91%         0.90%       0.93%       0.99%
  Total expenses, excluding
   indirectly paid expenses             0.92%++        N/A           N/A         N/A         N/A
  Total expenses, excluding
   fee waiver & expense
   reimbursement .................       N/A           N/A           N/A         N/A         N/A
  Net investment income ..........      1.66%++       1.77%         2.78%       2.96%       2.63%
 Portfolio turnover rate .........         6%           91%           53%         70%         46%
 Average commission rate
  paid per share .................  $ 0.0600     $  0.0588           N/A         N/A         N/A
 Net assets end of period
  (millions) .....................  $    392     $     328      $    292    $    189    $    190
                                    ==========      ==========    ========    ========    ========



                                                                 Class A Shares
                                   --------------------------------------------------------------------------
                                          Year Ended December 31,                Year Ended March 31,
                                   --------------------------------------   --------------------------------
                                       1992        1991         1990*         1990        1989        1988
                                   ----------- ----------- -------------- ----------- ----------- -----------
 PER SHARE DATA:
 Net asset value beginning of
  period .........................  $ 17.08     $ 14.61      $   15.12     $ 14.45     $ 12.83     $  14.66
                                    -------     -------      ---------     -------     -------     --------
 Income from investment
  operations
  Net investment income ..........     0.44        0.46           0.36        0.54        0.36         0.26
  Net realized and
   unrealized gain (loss)
   on investments ................     0.89        3.17          (0.44)       1.70        2.11        (1.30)
                                    -------     -------      ---------     -------     -------     --------
   Total from investment
    operations ...................     1.33        3.63          (0.08)       2.24        2.47        (1.04)
                                    -------     -------      ---------     -------     -------     --------
 Less distributions from .........
  Net investment income ..........    (0.43)      (0.43)         (0.36)      (0.57)      (0.38)       (0.26)
  Net realized gain on
   investments ...................    (0.87)      (0.73)         (0.02)      (1.00)      (0.47)       (0.53)
  In excess of net
   investment income .............        0           0          (0.05)          0           0            0
                                    --------    --------     ---------     --------    --------    --------
   Total distributions ...........    (1.30)      (1.16)         (0.43)      (1.57)      (0.85)       (0.79)
                                    --------    --------     ---------     --------    --------    --------
 Net asset value end of
  period .........................  $ 17.11     $ 17.08      $   14.61     $ 15.12     $ 14.45     $  12.83
                                    ========    ========     =========     ========    ========    ========
 TOTAL RETURN+ ...................     8.00%      25.10%         (0.50%)     15.50%      19.70%       (7.10%)
 RATIOS/SUPPLEMENTAL
  DATA:
 Ratios to average net
  assets:
  Total expenses .................     1.01%       0.96%          1.39%++     1.55%       1.71%        1.74%
  Total expenses, excluding
   indirectly paid expenses            N/A         N/A             N/A         N/A         N/A         N/A
  Total expenses, excluding
   fee waiver & expense
   reimbursement .................     1.02%       1.05%           N/A         N/A         N/A         N/A
  Net investment income ..........     2.37%       2.78%          3.28%++     3.42%       2.72%        1.92%
 Portfolio turnover rate .........       56%         69%            13%         11%         24%          24%
 Average commission rate
  paid per share .................      N/A         N/A            N/A         N/A         N/A         N/A
 Net assets end of period
  (millions) .....................  $   169    $    136     $      105     $    96    $     83    $      22
                                    ========    ========     =========     ========    ========    ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
* For the nine months ended December 31, 1990. The Fund changed fiscal year end from March 31 to December 31, effective December 31, 1990.

                 Evergreen Value Fund -- Class B and C Shares



                                                                                         Class B Shares
                                                              --------------------------------------------------------------------
                                                                Seven Months                Year Ended December 31,
                                                                   Ended      ----------------------------------------------------
                                                               July 31, 1997#      1996         1995        1994         1993*
                                                              --------------- ------------- ----------- ----------- --------------
PER SHARE DATA:
Net asset value beginning of period .........................   $ 20.58       $ 20.45        $ 16.62     $ 17.63      $   17.24
                                                                 --------      ----------    -------     -------      ---------
Income from investment operations
 Net investment income ......................................      0.12          0.22           0.39        0.42           0.35

 Net realized and unrealized gain (loss) on investments .....      4.03          3.50           4.70       (0.20)          1.01
                                                                 --------      ----------    -------     --------        ------


   Total from investment operations .........................      4.15          3.72           5.09        0.22           1.36
                                                                 --------      ----------    -------     --------        ------


Less distributions from .....................................
 Net investment income ......................................     (0.10)        (0.25)         (0.36)      (0.41)         (0.35)

 Net realized gain on investments ...........................         0         (3.32)         (0.90)      (0.82)         (0.58)

 In excess of net investment income .........................         0             0              0           0          (0.04)

 In excess of net realized gain on investments ..............         0         (0.02)             0           0              0
                                                                 --------      ----------    --------    --------     ---------
   Total distributions ......................................     (0.10)        (3.59)         (1.26)      (1.23)         (0.97)
                                                                 --------      ----------    --------    --------         ------


Net asset value end of period ...............................   $ 24.63       $ 20.58        $ 20.45     $ 16.62      $   17.63
                                                                 ========      ==========    ========    ========      =========
TOTAL RETURN+ ...............................................     20.23%        18.10%         30.90%       1.30%          8.00%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................      1.67%++       1.66%          1.65%       1.53%          1.48%++
                                                                                                                            N/A
 Total expenses, excluding indirectly paid expenses .........      1.67%++        N/A            N/A         N/A
 Net investment income ......................................      0.92%++        1.01%         2.04%       2.36%          2.09%++

Portfolio turnover rate .....................................         6%            91%           53%         70%            46%

Average commission rate paid per share ...................... $  0.0600      $  0.0588           N/A         N/A            N/A
Net assets end of period (thousands) ........................ $ 276,256      $ 197,411      $141,072    $104,297      $  59,953
                                                               ==========      ==========    ========    ========     =========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.
* For the period from February 2, 1993 (commencement of operations) to December 31, 1993.



                                                                                   Class C Shares
                                                              --------------------------------------------------------
                                                                Seven Months          Year Ended December 31,
                                                                   Ended      ----------------------------------------
                                                               July 31, 1997#      1996         1995         1994*
                                                              --------------- ------------- ----------- --------------
PER SHARE DATA:
Net asset value beginning of period .........................   $ 20.56       $ 20.44       $ 16.61      $  18.28
Income from investment operations
 Net investment income ......................................      0.12          0.22          0.39          0.19
 Net realized and unrealized gain (loss) on investments .....      4.03          3.50          4.70         (0.81)
                                                                 --------      ----------    -------      --------
   Total from investment operations .........................      4.15          3.72          5.09         (0.62)
                                                                 --------      ----------    -------      --------
Less distributions from .....................................
 Net investment income ......................................     (0.10)        (0.26)        (0.36)        (0.19)
 Net realized gain on investments ...........................         0         (3.32)        (0.90)        (0.82)
 In excess of net investment income .........................         0             0             0         (0.04)
 In excess of net realized gain on investments ..............         0         (0.02)            0             0
                                                                 --------      ----------    --------     --------
   Total distributions ......................................     (0.10)        (3.60)        (1.26)        (1.05)
                                                                 --------      ----------    --------     --------
Net asset value end of period ...............................   $ 24.61       $ 20.56       $ 20.44      $  16.61
                                                                ========      ==========    ========     ========
TOTAL RETURN+ ...............................................     20.25%        18.10%        30.90%        (3.40%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................      1.66%++       1.67%         1.65%         1.68%++
 Total expenses, excluding indirectly paid expenses .........      1.66%++        N/A           N/A           N/A
 Net investment income ......................................      0.94%++       1.00%         2.03%         2.16%++
Portfolio turnover rate .....................................         6%           91%           53%           70%
Average commission rate paid per share ......................  $ 0.0600      $ 0.0588           N/A           N/A
Net assets end of period (thousands) ........................  $  2,507      $  1,458      $    811      $    485
                                                               ==========    ==========    ========      ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

Evergreen Small Cap Equity Income Fund -- Class A and B Shares



                                                                                Class A Shares
                                                                 --------------------------------------------
                                                                                          Year Ended
                                                                   Seven Months          December 31,
                                                                      Ended      ----------------------------
                                                                  July 31, 1997#      1996          1995*
                                                                 --------------- ------------- --------------
PER SHARE DATA:
Net asset value beginning of period ............................    $ 13.10       $ 11.57        $   9.64
                                                                    --------      ----------     --------
Income from investment operations
 Net investment income .........................................       0.14**        0.34            0.34
 Net realized and unrealized gain on investments ...............       2.59          2.13            2.45
                                                                    --------      ----------     --------
   Total from investment operations ............................       2.73          2.47            2.79
                                                                    --------      ----------     --------
Less distributions from
 Net investment income .........................................      (0.13)        (0.34)          (0.37)
 Net realized gain on investments ..............................      (0.01)        (0.60)          (0.49)
                                                                    --------      ----------     --------
   Total distributions .........................................      (0.14)        (0.94)          (0.86)
                                                                    --------      ----------     --------
Net asset value end of period ..................................    $ 15.69       $ 13.10        $  11.57
                                                                    ========      ==========     ========
TOTAL RETURN+ ..................................................      20.99%        22.00%         29.50%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................................       1.71%++       1.75%          1.75%++
 Total expenses, excluding indirectly paid expenses ............       1.70%++        N/A            N/A
 Total expenses, excluding fee waivers & expense reimbursements        1.84%++       5.03%         24.45%++
 Net investment income .........................................       1.88%++       3.08%          3.39%++
Portfolio turnover rate ........................................         13%           50%            48%
Average commission rate paid per share .........................  $  0.0665      $ 0.0635            N/A
Net assets end of period (thousands) ...........................  $   4,239      $    336       $    216
                                                                  ==========      ==========     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
** Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.



                                                                                Class B Shares
                                                                 --------------------------------------------
                                                                                          Year Ended
                                                                   Seven Months          December 31,
                                                                      Ended      ----------------------------
                                                                  July 31, 1997#      1996          1995*
                                                                 --------------- ------------- --------------
PER SHARE DATA:
Net asset value beginning of period ............................    $ 13.09       $ 11.57        $   9.64
                                                                    --------      ----------     --------
Income from investment operations
 Net investment income .........................................       0.08**        0.27            0.28
 Net realized and unrealized gain on investments ...............       2.57          2.11            2.43
                                                                    --------      ----------     --------
   Total from investment operations ............................       2.65          2.38            2.71
                                                                    --------      ----------     --------
Less distributions from
 Net investment income .........................................      (0.09)        (0.26)          (0.29)
 Net realized gain on investments ..............................      (0.01)        (0.60)          (0.49)
                                                                    --------      ----------     --------
   Total distributions .........................................      (0.10)        (0.86)          (0.78)
                                                                    --------      ----------     --------
Net asset value end of period ..................................    $ 15.64       $ 13.09        $  11.57
                                                                    ========      ==========     ========
TOTAL RETURN+ ..................................................      20.37%        21.10%          28.70%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ................................................       2.46%++       2.50%           2.50%++
 Total expenses, excluding indirectly paid expenses ............       2.45%++        N/A             N/A
 Total expenses, excluding fee waivers & expense reimbursements        2.59%++       5.72%          20.90%++
 Net investment income .........................................       1.12%++       2.39%           2.67%++
Portfolio turnover rate ........................................         13%           50%             48%
Average commission rate paid per share .........................  $  0.0665      $ 0.0635             N/A
Net assets end of period (thousands) ...........................  $   9,462      $    692        $    266
                                                                  ==========      ==========     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
** Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

Evergreen Small Cap Equity Income Fund -- Class C Shares



                                                                                 Class C Shares
                                                                  --------------------------------------------
                                                                                           Year Ended
                                                                    Seven Months          December 31,
                                                                       Ended      ----------------------------
                                                                   July 31, 1997#      1996          1995*
                                                                  --------------- ------------- --------------
PER SHARE DATA:
Net asset value beginning of period .............................    $ 13.09       $ 11.56        $    9.74
                                                                     --------      ----------     ---------
Income from investment operations
 Net investment income ..........................................       0.10**        0.28             0.28
 Net realized and unrealized gain on investments ................       2.54          2.10             2.33
                                                                     --------      ----------     ---------
    Total from investment operations ............................       2.64          2.38             2.61
                                                                     --------      ----------     ---------
Less distributions from
 Net investment income ..........................................      (0.09)        (0.25)           (0.30)
 Net realized gain on investments ...............................      (0.01)        (0.60)           (0.49)
                                                                     --------      ----------     ---------
    Total distributions .........................................      (0.10)        (0.85)           (0.79)
                                                                     --------      ----------     ---------
Net asset value end of period ...................................    $ 15.63       $ 13.09         $  11.56
                                                                     ========      ==========     =========
TOTAL RETURN+ ...................................................      20.30%        21.10%           27.30%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .................................................       2.45%++       2.50%            2.50%++
 Total expenses, excluding indirectly paid expenses .............       2.44%++        N/A              N/A
 Total expenses, excluding fee waivers & expense reimbursements .       2.58%++       5.77%          187.29%++
 Net investment income ..........................................       1.20%++       2.33%            2.63%++
Portfolio turnover rate .........................................         13%           50%              48%
Average commission rate paid per share ..........................  $  0.0665      $ 0.0635              N/A
Net assets end of period (thousands) ............................  $   2,770      $     56        $      24
                                                                   ==========      ==========     =========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
** Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

Evergreen Fund for Total Return -- Class A Shares



                                                                             Class A Shares
                                                                      -----------------------------
                                                                                       Year Ended
                                                                        Eight Months  November 30,
                                                                           Ended      -------------
                                                                       July 31, 1997#      1996
                                                                      --------------- -------------
PER SHARE DATA:
Net asset value, beginning of period ................................   $ 17.33       $ 13.83
                                                                         --------      ----------
Income from investment operations
 Net investment income ..............................................      0.18          0.26
 Net realized and unrealized gain (loss) on investments .............      3.34          3.83
                                                                         --------      ----------
   Total from investment operations .................................      3.52          4.09
                                                                         --------      ----------
Less distributions from
 Net investment income ..............................................     (0.16)        (0.26)
 In excess of net investment income .................................         0             0
 Net realized gains on investments ..................................         0         (0.33)
                                                                         --------      ----------
   Total distributions ..............................................     (0.16)        (0.59)
                                                                         --------      ----------
Net asset value, end of period ......................................   $ 20.69       $ 17.33
                                                                         ========      ==========
TOTAL RETURN+ .......................................................     20.40%        29.83%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................      1.24%++       1.41%
 Total expenses, excluding indirectly paid expenses .................      1.22%++       1.39%
 Total expenses, excluding fee waivers & expense reimbursements .....       N/A           N/A
 Net investment income ..............................................      1.46%++       1.66%
Portfolio turnover rate .............................................        41%           41%
Average commission rate paid per share ..............................  $ 0.0501      $ 0.0037
Net assets, end of period (thousands) ...............................  $ 47,812      $ 40,487
                                                                       ==========    ==========



                                                                                Class A Shares
                                                                      -----------------------------------
                                                                            Year Ended November 30,
                                                                      -----------------------------------
                                                                          1995        1994        1993
                                                                      ----------- ----------- -----------
PER SHARE DATA:
Net asset value, beginning of period ................................  $ 11.75     $ 12.31     $ 12.06
                                                                        -------     -------     -------
Income from investment operations
 Net investment income ..............................................     0.25        0.24        0.21
 Net realized and unrealized gain (loss) on investments .............     2.80       (0.56)       1.31
                                                                        -------     -------     -------
   Total from investment operations .................................     3.05       (0.32)       1.52
                                                                        -------     -------     -------
Less distributions from
 Net investment income ..............................................    (0.25)      (0.24)      (0.21)
 In excess of net investment income .................................    (0.07)          0       (0.03)
 Net realized gains on investments ..................................    (0.65)          0       (1.03)
                                                                        -------     -------     -------
   Total distributions ..............................................    (0.97)      (0.24)      (1.27)
                                                                        -------     -------     -------
Net asset value, end of period ......................................  $ 13.83     $ 11.75      $ 12.31
                                                                        =======     =======     =======
TOTAL RETURN+ .......................................................    26.57%      (2.65%)      12.67%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................     1.69%       1.59%        1.85%
 Total expenses, excluding indirectly paid expenses .................     1.67%        N/A          N/A
 Total expenses, excluding fee waivers & expense reimbursements .....      N/A         N/A          N/A
 Net investment income ..............................................     1.94%       1.93%        1.63%
Portfolio turnover rate .............................................       77%         57%          92%
Average commission rate paid per share ..............................      N/A         N/A          N/A
Net assets, end of period (thousands) ...............................  $27,037     $23,162      $26,367
                                                                       =======     =======     =======


                                                                            Year Ended November 30,
                                                                      -----------------------------------
                                                                          1992        1991        1990
                                                                      ----------- ----------- -----------
PER SHARE DATA:
Net asset value, beginning of period ................................   $ 11.45     $ 10.29     $ 10.89
                                                                        -------     -------     -------
Income from investment operations
 Net investment income ..............................................      0.23        0.34        0.41
 Net realized and unrealized gain (loss) on investments .............      1.19        1.38       (0.61)
                                                                        -------     -------     -------
   Total from investment operations .................................      1.42        1.72       (0.20)
                                                                        -------     -------     -------
Less distributions from
 Net investment income ..............................................     (0.23)      (0.35)      (0.40)
 In excess of net investment income .................................     (0.05)      (0.05)          0
 Net realized gains on investments ..................................     (0.53)      (0.16)          0
                                                                        -------     -------     -------
   Total distributions ..............................................     (0.81)      (0.56)      (0.40)
                                                                        -------     -------     -------
Net asset value, end of period ......................................   $ 12.06     $ 11.45     $ 10.29
                                                                        =======     =======     =======
TOTAL RETURN+ .......................................................     12.56%      16.70%      (1.85%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................      1.85%       1.88%       2.00%
 Total expenses, excluding indirectly paid expenses .................       N/A         N/A         N/A
 Total expenses, excluding fee waivers & expense reimbursements .....       N/A         N/A        2.41%
 Net investment income ..............................................      1.87%       2.98%       3.85%
Portfolio turnover rate .............................................        66%         43%         51%
Average commission rate paid per share ..............................       N/A         N/A         N/A
Net assets, end of period (thousands) ...............................   $23,607     $22,974     $22,080
                                                                        =======     =======     =======



                                                                             Year Ended November 30,
                                                                      --------------------------------------
                                                                         1989       1988          1987*
                                                                      ---------- ---------- ----------------
PER SHARE DATA:
Net asset value, beginning of period ................................  $  9.41    $ 8.59       $   10.00
                                                                       -------    ------       ---------
Income from investment operations
 Net investment income ..............................................     0.42      0.46            0.30
 Net realized and unrealized gain (loss) on investments .............     2.01      0.89           (1.47)
                                                                       -------    ------       ---------
   Total from investment operations .................................     2.43      1.35           (1.17)
                                                                       -------    ------       ---------
Less distributions from
 Net investment income ..............................................    (0.42)    (0.53)          (0.24)
 In excess of net investment income .................................        0         0               0
 Net realized gains on investments ..................................    (0.53)        0               0
                                                                       -------    -------      ---------
   Total distributions ..............................................    (0.95)    (0.53)          (0.24)
                                                                       -------    -------      ---------
Net asset value, end of period ......................................  $ 10.89    $ 9.41       $    8.59
                                                                       =======    =======      =========
TOTAL RETURN+ .......................................................    26.17%    15.98%          11.94%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................     2.00%     1.47%          1.00%+++
 Total expenses, excluding indirectly paid expenses .................      N/A       N/A            N/A
 Total expenses, excluding fee waivers & expense reimbursements .....     2.48%     2.92%          4.77%+++
 Net investment income ..............................................     3.94%     4.87%          4.94%+++
Portfolio turnover rate .............................................       50%       64%            16%
Average commission rate paid per share ..............................      N/A        N/A           N/A
Net assets, end of period (thousands) ...............................  $22,764    $20,735      $  7,672
                                                                       =======    =======      =========

--------
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
+++ Annualized for the period from April 14, 1987 (commencement of investment operations) to November 30, 1987.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
* For the period from February 13, 1987 (commencement of operations) to November 30, 1987.

Evergreen Fund for Total Return -- Class B Shares



                                                                                         Class B Shares
                                                              --------------------------------------------------------------------
                                                                Eight Months                Year Ended November 30,
                                                                   Ended      ----------------------------------------------------
                                                               July 31, 1997#      1996         1995        1994         1993*
                                                              --------------- ------------- ----------- ----------- --------------
PER SHARE DATA:
Net asset value, beginning of period ........................   $ 17.31       $ 13.84         $ 11.77    $  12.32     $   12.65
                                                                 --------      ----------     -------    --------     ---------
Income from investment operations
 Net investment income ......................................      0.09          0.15           0.15         0.15          0.10

 Net realized and unrealized gain (loss) on investments .....      3.31          3.80           2.82       ( 0.56)         0.74
                                                                 --------      ----------     -------    --------        ------


   Total from investment operations .........................      3.40          3.95           2.97        (0.41)         0.84
                                                                 --------      ----------     -------    --------        ------


Less distributions from
 Net investment income ......................................     (0.08)        (0.15)         (0.15)       (0.14)       (0.10)

 In excess of net investment income .........................         0             0          (0.10)           0        (0.04)

 Net realized gains on investments ..........................         0         (0.33)         (0.65)           0        (1.03)
                                                                 --------      ----------     -------    --------        ------


   Total distributions ......................................      (0.08)         (0.48)         (0.90)      (0.14)        (1.17)
                                                                 --------      ----------     -------    --------        ------


Net asset value, end of period ..............................    $ 20.63         $ 17.31      $ 13.84    $  11.77      $ 12.32
                                                                 ========      ==========     =======    ========     =========
TOTAL RETURN+ ...............................................      19.68%          28.73%       25.59%      (3.36%)       6.68%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................       2.02%++         2.18%        2.47%       2.31%        2.64%++

 Total expenses, excluding indirectly paid expenses .........       2.00%++         2.16%        2.46%        N/A          N/A
 Net investment income ......................................       0.58%++         0.88%        1.06%       1.27%        0.84%++

Portfolio turnover rate .....................................         41%             41%          77%         57%          92%

Average commission rate paid per share ......................   $ 0.0501     $    0.0037          N/A         N/A          N/A
Net assets, end of period (thousands) .......................   $ 94,309     $    43,526      $20,605    $  7,314     $  4,283
                                                               ==========      ==========     =======    ========     =========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from February 1, 1993 (commencement of class operations) to November 30, 1993.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.


Evergreen Fund for Total Return -- Class C Shares



                                                                                         Class C Shares
                                                              --------------------------------------------------------------------
                                                                Eight Months                Year Ended November 30,
                                                                   Ended      ----------------------------------------------------
                                                               July 31, 1997#      1996         1995        1994         1993*
                                                              --------------- ------------- ----------- ----------- --------------
PER SHARE DATA:
Net asset value, beginning of period ........................    $ 17.32       $ 13.85       $ 11.78     $  12.33     $  12.65
                                                                 --------      ----------    -------     --------     ---------
Income from investment operations
 Net investment income ......................................      0.09          0.14           0.16         0.15         0.10

 Net realized and unrealized gain (loss) on investments .....      3.32          3.81           2.81       ( 0.56)        0.75
                                                                 --------      ----------    -------     --------       ------


   Total from investment operations .........................      3.41          3.95           2.97       ( 0.41)        0.85
                                                                 --------      ----------    -------     --------       ------


Less distributions from
 Net investment income ......................................      (0.08)       (0.15)          (0.16)      (0.14)      (0.10)

 In excess of net investment income .........................           0           0           (0.09)          0       (0.04)

 Net realized gain on investments ...........................           0       (0.33)          (0.65)          0       (1.03)
                                                                 --------      ----------    --------    --------      ------


   Total distributions ......................................       (0.08)      (0.48)          (0.90)     (0.14)      (1.17)
                                                                 --------      ----------    --------    --------     ------


Net asset value, end of period ..............................    $ 20.65       $ 17.32       $ 13.85     $  11.78     $ 12.33
                                                                 ========      ==========    ========    ========     =========
TOTAL RETURN+ ...............................................      19.73%        28.71%        25.57%       (3.36%)      6.76%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................      2.01%++        2.17%         2.47%       2.34%      2.64%++

 Total expenses, excluding indirectly paid expenses .........      1.99%++        2.15%         2.44%        N/A        N/A
 Net investment income ......................................      0.66%++        0.89%         1.16%       1.21%      0.83%++

Portfolio turnover rate .....................................        41%            41%           77%         57%        92%

Average commission rate paid per share ......................  $ 0.0501      $  0.0037            N/A         N/A        N/A
Net assets, end of period (thousands) .......................  $ 21,125      $  14,562       $  9,503    $  5,968    $ 5,030
                                                               ==========      ==========    ========    ========    ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from February 1, 1993 (commencement of class operations) to November 30, 1993.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.

Evergreen Income and Growth Fund
(Formerly Evergreen Total Return Fund)
Class A and B Shares

                                                                                           Class A Shares
                                                                      --------------------------------------------------------
                                                                         Six Months            Year Ended January 31,
                                                                           Ended      ----------------------------------------
                                                                       July 31, 1997#      1997         1996         1995*
                                                                      --------------- ------------- ----------- --------------
PER SHARE DATA:
Net asset value, beginning of period ................................    $ 21.79       $ 20.15       $ 17.28      $  17.09
                                                                         --------      ----------    -------      --------
Income from investment operations
 Net investment income ..............................................       0.52          1.02          1.01          0.02
 Net realized and unrealized gain on investments ....................       2.15          1.67          2.94          0.17
                                                                         ---------      ---------    -------      --------
   Total from investment operations .................................       2.67          2.69          3.95          0.19
                                                                         ---------      ---------    -------      --------
Less distributions from
 Net investment income ..............................................     ( 0.52)        (1.05)        (1.08)           0
                                                                         --------      ----------    --------     --------
   Total distributions ..............................................      (0.52)        (1.05)        (1.08)           0
                                                                         --------      ----------    --------     --------
Net asset value, end of period ......................................   $  23.94       $ 21.79       $ 20.15      $  17.28
                                                                         ========      ==========    ========     ========
TOTAL RETURN+ .......................................................      12.45%        13.80%        23.40%        1.10%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................       1.45%++       1.44%         1.36%        1.45%++
 Total expenses, excluding indirectly paid expenses .................       1.45%++        N/A           N/A          N/A
 Total expenses, excluding fee waivers & expense reimbursements .....        N/A           N/A          2.50%         N/A
 Interest expense ...................................................        N/A          0.03%          N/A          N/A
 Net investment income ..............................................       4.69%++       4.93%         5.39%        4.09%++
Portfolio turnover rate .............................................         72%          168%          138%         151%
Average commission rate paid per share ..............................  $  0.0487      $ 0.0491           N/A          N/A
Net assets, end of period (thousands) ...............................  $  11,955      $  9,678       $ 4,412     $    119
                                                                       ==========      ==========    ========     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of Class operations) to January 31, 1995.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.



                                                                                           Class B Shares
                                                                      --------------------------------------------------------
                                                                         Six Months            Year Ended January 31,
                                                                           Ended      ----------------------------------------
                                                                       July 31, 1997#      1997         1996         1995*
                                                                      --------------- ------------- ----------- --------------
PER SHARE DATA:
Net asset value, beginning of period ................................    $ 21.69       $ 20.08        $ 17.28     $  17.09
                                                                         --------      ----------     -------     --------
Income from investment operations
 Net investment income ..............................................        0.43*   *    0.89           0.91         0.02
 Net realized and unrealized gain on investments ....................        2.15         1.64           2.87         0.17
                                                                         --------       ----------     -------    --------
   Total from investment operations .................................        2.58         2.53           3.78         0.19
                                                                         --------      ----------     -------     --------
Less distributions from
 Net investment income ..............................................       (0.46)       (0.92)         (0.98)           0
                                                                         --------      ----------     -------     --------
   Total distributions ..............................................       (0.46)       (0.92)         (0.98)           0
                                                                         --------      ----------     -------     --------
Net asset value, end of period ......................................   $   23.81     $  21.69        $ 20.08     $  17.28
                                                                         ========      ==========     =======     ========
TOTAL RETURN+ .......................................................       12.06%       13.00%         22.40%        1.10%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................        2.20%++      2.19%          2.11%       2.23%++
 Total expenses, excluding indirectly paid expenses .................        2.20%++       N/A            N/A         N/A
 Total expenses, excluding fee waivers & expense reimbursements .....         N/A          N/A           2.25%        N/A
 Interest expense ...................................................         N/A         0.03%           N/A         N/A
 Net investment income ..............................................        3.94%++      4.17%          4.69%       3.23%++
Portfolio turnover rate .............................................          72%         168%           138%        151%
Average commission rate paid per share ..............................    $ 0.0487    $  0.0491            N/A          N/A
Net assets, end of period (thousands) ...............................    $ 43,977    $  35,323        $14,750     $    599
                                                                       ==========      ==========     =======     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
** Calculated based on average shares outstanding.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

Evergreen Income and Growth Fund
(Formerly Evergreen Total Return Fund)
Class C Shares



                                                                                           Class C Shares
                                                                      --------------------------------------------------------
                                                                         Six Months            Year Ended January 31,
                                                                           Ended      ----------------------------------------
                                                                       July 31, 1997#      1997         1996         1995*
                                                                      --------------- ------------- ----------- --------------
PER SHARE DATA:
Net asset value, beginning of period ................................    $ 21.69       $ 20.08       $ 17.27      $  17.09
                                                                         --------      ----------    -------      --------
Income from investment operations
 Net investment income ..............................................      0.44*     *    0.87          0.90          0.01
 Net realized and unrealized gain on investments ....................      2.14           1.66          2.89          0.17
                                                                         --------       ----------   -------      --------
   Total from investment operations .................................      2.58           2.53          3.79          0.18
                                                                         --------      ----------    -------      --------
Less distributions from
 Net investment income ..............................................     (0.46)         (0.92)        (0.98)            0
                                                                         --------      ----------    --------     --------
   Total distributions ..............................................     (0.46)        ( 0.92)       ( 0.98)            0
                                                                         --------      ----------    --------     --------
Net asset value, end of period ......................................    $ 23.81       $ 21.69       $ 20.08      $  17.27
                                                                         ========      ==========    ========     ========
TOTAL RETURN+ .......................................................      12.06%        12.90%        22.40%         1.10%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................       2.20%++       2.19%         2.11%         2.22%++
 Total expenses, excluding indirectly paid expenses .................       2.20%++        N/A           N/A           N/A
 Total expenses, excluding fee waivers & expense reimbursements .....        N/A           N/A         13.03%          N/A
 Interest expense ...................................................        N/A          0.03%          N/A           N/A
 Net investment income ..............................................       4.06%++       4.15%         4.67%        2.68%++
Portfolio turnover rate .............................................         72%          168%          138%         151%
Average commission rate paid per share ..............................    $0.0487       $0.0491           N/A          N/A
Net assets, end of period (thousands) ...............................    $   950       $   982       $   523      $    24
                                                                       ==========      ==========    ========     ========

--------
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of operations) to January 31, 1995.
**  Calculated based on average shares outstanding.
# The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.

                  Evergreen Blue Chip Fund -- Class B Shares


                                                                     Year Ended August 31,
                                                                  ---------------------------
                                                                       1997          1996
                                                                  ------------- -------------
 PER SHARE DATA:
 Net asset value beginning of year ..............................  $ 25.05       $ 22.98
                                                                   ----------    ----------
 Income from investment operations
  Net investment income .........................................     0.15          0.12
  Net gain (loss) on investments and foreign currency related
   transactions .................................................     7.97          3.69
                                                                   -----------    ---------
    Total from investment operations ............................     8.12          3.81
                                                                   ----------    ----------
 Less distributions
  From net investment income ....................................    (0.15)        (0.54)
  In excess of net investment income ............................    (0.05)        (0.22)
  From net realized gains on investments ........................    (3.18)        (0.98)
                                                                   ---------    ---------
    Total distributions .........................................    (3.38)        (1.74)
                                                                   ----------    ----------
 Net asset value end of year .................................... $  29.79      $  25.05
                                                                   ==========    ==========
 TOTAL RETURN(a) ................................................    34.76%        17.31%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses ................................................     1.57%         1.85%
  Total expenses, excluding indirectly paid expenses ............     1.56%         1.84%
  Net investment income .........................................     0.55%         0.52%
 Portfolio turnover rate ........................................      109%          139%
 Average commission rate paid per share ......................... $ 0.0598     $  0.0635
 Net assets end of year (thousands) ............................. $ 12,935     $ 224,819
                                                                   ========     ========



                                                                          Year Ended August 31,
                                                                  -------------------------------------
                                                                      1995         1994         1993
                                                                  ----------- ------------- -----------
 PER SHARE DATA:
 Net asset value beginning of year ..............................  $ 23.21       $ 25.42     $ 23.17
                                                                   -------       -------     -------
 Income from investment operations
  Net investment income .........................................     0.25          0.16        0.11
  Net gain (loss) on investments and foreign currency related
   transactions .................................................     2.66         (0.35)       3.11
                                                                   -------        ------     -------
    Total from investment operations ............................     2.91         (0.19)       3.22
                                                                   -------       -------     -------
 Less distributions
  From net investment income ....................................    (0.25)       (0.23)      ( 0.11)
  In excess of net investment income ............................    (0.11)       (0.05)      ( 0.17)
  From net realized gains on investments ........................    (2.78)       (1.74)      ( 0.69)
                                                                   -------       ------     --------
    Total distributions .........................................    (3.14)       (2.02)      ( 0.97)
                                                                   --------      -------     --------
 Net asset value end of year ....................................  $ 22.98      $ 23.21      $ 25.42
                                                                   ========      =======     ========
 TOTAL RETURN(a) ................................................    13.87%       (0.72%)      14.31%
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses ................................................     1.75%        2.07%        2.28%
  Total expenses, excluding indirectly paid expenses ............      N/A          N/A          N/A
  Net investment income .........................................     1.09%        0.67%        0.47%
 Portfolio turnover rate ........................................      115%          73%          96%
 Average commission rate paid per share .........................      N/A          N/A          N/A
 Net assets end of year (thousands) .............................  $199,456      $208,532    $234,688
                                                                   ========      ========    ========


                                                                                       Year Ended August 31,
                                                                  ---------------------------------------------------------------
                                                                      1992        1991         1990         1989         1988
                                                                  ----------- ----------- ------------- ----------- -------------
 PER SHARE DATA:
 Net asset value beginning of year ..............................  $ 25.12     $ 22.97       $ 24.82     $ 18.93      $  27.23
                                                                   -------     -------       -------     -------      --------
 Income from investment operations
  Net investment income .........................................     0.15        0.19          0.22        0.32          0.46
  Net gain (loss) on investments and foreign currency related
   transactions .................................................    (0.11)       4.72         (1.29)       6.16         (6.77)
                                                                   --------    -------       -------     -------      --------
    Total from investment operations ............................     0.04        4.91         (1.07)       6.48         (6.31)
                                                                   --------    -------       -------     -------      --------
 Less distributions
  From net investment income ....................................    (0.15)      (0.26)        (0.65)      (0.59)       (0.46)
  In excess of net investment income ............................    (0.17)      (0.25)        (0.09)          0            0
  From net realized gains on investments ........................    (1.67)      (2.25)        (0.04)          0        (1.53)
                                                                   --------    -------        ------    --------     --------
    Total distributions .........................................    (1.99)      (2.76)        (0.78)     ( 0.59)      ( 1.99)
                                                                   --------    --------      -------     --------     --------
 Net asset value end of year ....................................  $ 23.17     $ 25.12       $ 22.97     $ 24.82      $  18.93
                                                                   ========    ========      =======     ========     ========
 TOTAL RETURN(a) ................................................     0.38%      24.82%        (4.56%)     34.99%       (24.55%)
 RATIOS/SUPPLEMENTAL DATA:
 Ratios to average net assets:
  Total expenses ................................................     2.08%       2.33%         2.35%       2.05%        1.77%
  Total expenses, excluding indirectly paid expenses ............      N/A         N/A           N/A         N/A          N/A
  Net investment income .........................................     0.61%       0.93%         1.36%       2.16%        2.28%
 Portfolio turnover rate ........................................       95%         64%           47%         44%          82%
 Average commission rate paid per share .........................      N/A         N/A           N/A         N/A          N/A
 Net assets end of year (thousands) .............................  $204,004    $176,985      $154,124    $187,696     $195,375
                                                                   ========    ========      ========    ========     ========

--------
(a) Excluding applicable sales charges.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES



     Each Fund's investment objectives are nonfundamental; as a result a Fund may change its objectives without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.


     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Evergreen Growth and Income Fund


     The investment objective of Evergreen Growth and Income Fund is to achieve a return composed of capital appreciation in the value of its shares and current income.


     The Fund seeks to achieve its investment objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth. These companies are often found among those which have had a record of financial success but are currently in disfavor in the marketplace for reasons the Fund's investment adviser perceives as temporary or erroneous. Such investments when successfully timed are expected to be the means for achieving the Fund's investment objective. This inherently contrarian approach may require greater reliance upon the analytical and research capabilities of the Fund's investment adviser than an investment in certain other equity funds. Consequently, an investment in the Fund may involve more risk than other equity funds. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program. Nor should the Fund be considered a balanced or complete investment program.


     The Fund will use the "value timing" approach as a process for purchasing securities when events indicate that fundamental investment values are being ignored in the marketplace. Fundamental investment value is based on one or more of the following: assets -- tangible and intangible (examples of the latter include brand names or licenses), capitalization of earnings, cash flow or potential earnings growth. A discrepancy between market valuation and fundamental value often arises due to the presence of unrecognized assets or business opportunities, or as a result of incorrectly perceived or short-term negative factors. Changes in regulations, basic economic or monetary shifts and legal action (including the initiation of bankruptcy proceedings) are some of the factors that create these capital appreciation opportunities. If the securities in which the Fund invests never reach their perceived potential or the valuation of such securities in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or a depreciation in the value of such securities.


     The Fund will invest primarily in common stocks and securities convertible into or exchangeable for common stock. It is anticipated that the Fund's investments in these securities will contribute to the Fund's return primarily through capital appreciation. In addition, the Fund will invest in nonconvertible preferred stocks and debt securities. It is anticipated that the Fund's investments in these securities will also produce capital appreciation, but the current income component of return will be a more significant factor in their selection. However, the Fund will invest in nonconvertible preferred stock and debt securities only if the anticipated capital appreciation plus income from such investments is equivalent to that anticipated from investments in equity or equity-related securities. The Fund may invest up to 5% of its total assets in debt securities which are rated below investment grade, commonly known as "junk bonds". Investments of this type are subject to greater risk of loss of principal and interest. See "Special Risk Considerations -- Lower Rated Securities".

Evergreen Small Cap Equity Income Fund


     The investment objective of Evergreen Small Cap Equity Income Fund is to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in market conditions and the level of interest rates may cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more, and in excess of that percentage during temporary defensive periods.


     To the extent that the Fund seeks capital appreciation, it expects that its investments will provide growth over the long-term. Investments, however, may be made on occasion for the purpose of short-term capital appreciation if the Fund believes that such investments will benefit its shareholders. Purchasing securities for short-term trading is subject to certain rules and involves additional brokerage expenses. The Fund may make investments in securities regardless of whether or not such securities are traded on a national securities exchange and may invest up to 5% of its total assets in foreign securities. The value of portfolio securities and their yields are expected to fluctuate over time because of varying general economic and market conditions.


     The Fund's portfolio will vary over time depending upon the economic outlook and market conditions. The composition of its portfolio will be subject to the discretion of the Fund's investment adviser. Ordinarily, the Fund anticipates that most of its portfolio will consist of equity securities and convertible debt securities. A significant portion of the equity investments, however, will be income producing. If in the judgment of the Fund's investment adviser a defensive position is appropriate, the Fund may take a defensive position and invest without limit in debt securities or government securities or hold its assets in cash or cash equivalents. The quality standards for debt securities include: Obligations of banks and commercial paper rated no lower than P-2 by Moody's Investor's Service ("Moody's"), A-2 by Standard and Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") or having a comparable rating from another nationally recognized statistical rating organization ("SRO"); and non-convertible debt securities rated no lower than Baa by Moody's or BBB by S&P. Securities rated Baa or BBB may have speculative characteristics. Changes in economic conditions are more likely to weaken the capacity of the issuers of such bonds to make the interest and principal payments than would be the case with higher rated bonds. However, like higher rated bonds, these securities may be considered investment grade. For a description of such ratings see the Statement of Additional Information.


Evergreen Income and Growth Fund


     The investment objective of Evergreen Income and Growth Fund (formerly Evergreen Total Return Fund) is to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. To the extent that the Fund is emphasizing current income, it may purchase securities in anticipation of participating in dividends. This practice may result in a higher rate of portfolio turnover and may affect the Fund's overall return. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may invest up to 50% of its total assets in the securities of foreign issuers either directly or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. See "Special Risk Considerations", below.


     To the extent that the Fund seeks capital appreciation, it expects that its investments will provide growth over the long-term. Investments, however, may be made on occasion for the purpose of short-term capital appreciation if the Fund believes that such investments will benefit its shareholders. The Fund may make investments in securities (other than options) regardless of whether or not such securities are traded on a national securities exchange. The value of portfolio securities and their yields, as well as opportunities to realize net gains from a covered call options writing program, are expected to fluctuate over time because of varying general economic and market conditions.


     The Fund's portfolio will vary over time depending upon the economic outlook and market conditions. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Fund's investment adviser. Ordinarily, the Fund anticipates that approximately 75% of its portfolio will consist of equity securities (including convertible preferred stock) and the other 25% of debt securities (including convertible debt securities). If, in the judgment of the Fund's investment adviser, the appreciation potential for equity securities exceeds the return available from debt securities or government securities, investments in equity securities could exceed 75% of the Fund's portfolio. Most equity investments, however, will be income producing. The balance of the Fund's portfolio consisted of debt securities (including convertible debt securities). The quality standards for debt securities include: Obligations of banks having total assets of at least one billion dollars which are members of the FDIC; commercial paper rated no lower than P-2 by Moody's or A-2 by S&P; and non-convertible debt securities rated no lower than Baa by Moody's or BBB by Standard & Poor's. Securities rated Baa or BBB may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such bonds to make principal and interest payments than is the case with higher rated bonds. However, like the higher rated bonds, these securities are considered investment grade. For a description of such ratings, see the Statement of Additional Information. See "Special Risk Considerations".


Evergreen Utility Fund


     The investment objective of Evergreen Utility Fund is to achieve a return consisting of high current income and moderate capital appreciation. The Fund invests primarily in a diversified portfolio of equity and debt securities of utility companies that produce, transmit or distribute gas or electrical energy, as well as those companies which provide communications facilities, such as telephone and telegraph companies. As a matter of investment policy, the Fund will invest at least 65% of the value of its total assets in utility companies that derive 50% of their revenues from utilities or assets relating to utility industries. In addition, the Fund may invest up to 35% of its assets in common stock of non-utility companies.


     The Fund may invest in:


         common and preferred stocks, bonds and convertible preferred stocks of utility companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the individual company's industry. However, other factors, such as product position, market share or profitability may also be considered by the Fund's investment adviser. The Fund will only invest its assets in debt securities rated Baa or higher by Moody's or BBB or higher by S&P or which, if unrated, are considered to be of comparable quality by the Fund's investment adviser;


         securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds and discount notes of U.S. government agencies or instrumentalities such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association, Student Loan Marketing Association, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank and National Credit Union Administration. Some of these securities are supported by the full faith and credit of the U.S. government, and others are supported only by the full faith and credit of the agency or instrumentality;


         commercial paper, including master demand notes;


         ADRs of foreign companies traded on the New York or American Stock Exchanges or the over-the-counter market;

         foreign securities (either foreign or U.S. securities traded in foreign markets). The Fund may also invest in other obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. See "Special Risk Considerations" below. The Fund will not invest more than 10% of its assets in foreign securities;


         obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in deposits and insured by the Bank Insurance Fund or the Savings Association Mortgage Fund, including U.S. branches of foreign banks and foreign branches of U.S. banks; and


         securities of other investment companies.


         Bonds rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such bonds to make principal and interest payments than is the case with higher rated bonds. However, like the higher rated bonds, these securities are considered investment grade. For a description of such ratings, see the Statement of Additional Information.


Evergreen Value Fund


     The investment objective of the Evergreen Value Fund is long-term capital appreciation with current income as a secondary objective. Normally, at least 75% of the Fund's assets will be invested in equity securities of U.S. companies with prospects for earnings growth and dividends.


     The Fund's investments, in order of priority, consist of:


         common and preferred stocks, bonds and convertible preferred stock of U.S. companies with a minimum market capitalization of $100 million which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets. The primary consideration is for those industries and companies with the potential for capital appreciation; income is a secondary consideration;


         ADRs of foreign companies traded on the New York or American Stock Exchanges or the over-the-counter market;


         foreign securities (either foreign or U.S. securities traded in foreign markets). The Fund may also invest in obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various economies and securities markets, currency and taxation implications and other pertinent financial, social, national and political factors (see "Special Risk Considerations");


         convertible bonds rated no lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of comparable quality by the Fund's investment adviser;


         money market instruments;


         fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock the Fund may acquire rated no lower than BBB by S&P or Baa by Moody's or which, if not rated, determined to be of comparable quality by the Fund's investment adviser (up to 5% of total assets);


         zero coupon bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities (up to 5% of total assets);


         obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in deposits and insured by the Bank Insurance Fund or the Savings Association Insurance Fund, including U.S. branches of foreign banks and foreign branches of U.S. banks; and
         prime commercial paper, including master demand notes rated no lower than A-1 by S&P or Prime 1 by Moody's.


     Bonds rated BBB by S&P or Baa by Moody's may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such bonds to make principal and interests payments than higher rated bonds. However, like the higher rated bonds, these securities are considered investment grade. For a description of such ratings see the Statement of Additional Information.


Evergreen Fund for Total Return


     Evergreen Fund for Total Return seeks total return from a combination of capital growth and income. Under ordinary circumstances, the Fund will invest principally in dividend paying common stocks, preferred stocks and securities convertible or exchangeable into common stocks. Non-dividend paying stocks may also be owned by the Fund if, in the judgment of the Fund's investment adviser, that is consistent with its investment objectives. The Fund may invest up to 50% of its assets in securities of foreign issuers located in developed countries as well as emerging markets countries. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined, from time to time, by the International Bank for Reconstruction and Development ("World Bank"). The Fund may invest up to 35% of its total assets in debt securities of U.S. and foreign issuers, including secured and unsecured debt obligations, rated in any category by S&P or Moody's or which are unrated. The Fund may also invest in non-investment grade rated zero coupon and payment-in-kind ("PIK") securities. See "Special Risk Considerations".


     The Fund may invest up to 35% of its total assets under ordinary circumstances in the following types of money market instruments: (1) commercial paper, including master demand notes, which at the date of investment is rated A-1, the highest grade, by S&P, PRIME-1, the highest grade, by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks;
(3) corporate obligations that at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government.


Evergreen Blue Chip Fund


     The Fund's investment objective is to provide shareholders with the best possible growth of capital and long-term growth of income.


     Under normal circumstances, the Fund will invest principally in common stocks of generally accepted investment quality selected primarily from or similar to those found in the Standard & Poor's 500 Index ("S&P 500"), usually with established records of dividend payments. However, the Fund may purchase securities that are not currently paying dividends, but show potential capital growth or future income.


     In addition, the Fund will invest in quality companies with medium market capitalizations that are smaller than those of companies typically found in the S&P 500. For this purpose, companies with medium capitalizations are generally those whose market capitalization falls within the capitalization range of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") at the time of the Fund's investment.


     In pursuing its objective, the Fund may invest up to 25% of its assets in foreign securities issued by issuers located in developed countries as well as emerging market countries. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined, from time to time, by the International Bank for Reconstruction and Development.


     The Fund may also invest in other types of securities, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks. In addition to its other investment options, the Fund may invest in limited partnerships, including master limited partnerships.

INVESTMENT PRACTICES AND RESTRICTIONS


Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Funds' investment advisers, market conditions warrant a temporary defensive investment strategy. In addition, Evergreen Fund for Total Return may also make temporary investments in debt securities and high grade preferred stocks for defensive purposes when the Fund's investment adviser believes market conditions warrant.



Borrowing. The Funds may not borrow money except as a temporary measure to
---------
facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. Evergreen Fund for Total Return may borrow in amounts up to one-third of its assets for the aformentioned purposes as well as for leverage. See "Special Risk Considerations". The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.


Securities Lending. To generate income and offset expenses, the Fund may lend
------------------
securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


Short Sales. The Evergreen Income and Growth Fund and Evergreen Growth and
-----------
Income Fund may, as a defensive strategy, make short sales of securities. A short sale occurs when a seller sells a security and makes delivery to the buyer by borrowing the security. Short sales of a security are generally made in cases where the seller expects the market value of the security to decline. To complete a short sale, the seller must replace the security borrowed by purchasing it at the market price at the time of replacement, or by delivering securities from the seller's own position to the lender. In the event the market value of a security sold short were to increase, the seller would realize a loss to the extent that the cost of purchasing the security for delivery to the lender were greater than the proceeds from the short sale. In the event a short sale is completed by delivery of securities to the lender from the seller's own position, the seller would forego any gain that would otherwise be realized on such securities.


Illiquid Securities. Each Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.


Restricted Securities. Each Fund may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by Evergreen Equity Trust's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Repurchase Agreements. The Funds may invest in repurchase agreements. A
---------------------
repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.


Reverse Repurchase Agreements. Evergreen Utility Fund, Evergreen Value Fund,
-----------------------------
Evergreen Small Cap Equity Income Fund, Evergreen Fund for Total Return and Evergreen Blue Chip Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Funds. Each Fund, other than Evergreen Fund for Total Return and Evergreen Blue Chip Fund, will not enter into reverse repurchase agreements exceeding 5% of the value of its net assets. Evergreen Fund for Total Return may enter into reverse repurchase agreements in amounts up to one-third of the value of its net assets and Evergreen Blue Chip Fund will not enter into reverse repurchase agreements exceeding 10% of the value of its net assets.


When-Issued and Delayed-Delivery Transactions. Evergreen Utility Fund,
---------------------------------------------
Evergreen Value Fund, Evergreen Fund for Total Return and Evergreen Blue Chip Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Fixed Income Securities -- Downgrades. If any security invested in by any of
-------------------------------------
the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.


Options and Futures. In addition to making investments directly in securities,
-------------------
the Funds may write covered put and call options and hedge their investments by purchasing options. Evergreen Utility Fund, Evergreen Value Fund, Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return may also engage in transactions in futures contracts and related options. The investment adviser to the Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund does not currently intend to write covered call options, purchase options or engage in transactions in futures contracts and related options, but may do so in the future. The Funds may engage in foreign currency exchange transactions to protect against changes in future exchange rates. The Funds, other than Evergreen Value Fund and Evergreen Fund for Total Return, do not currently intend to write covered put options, but may do so in the future.


     Each Fund may write covered call options, and Evergreen Value Fund and Evergreen Fund for Total Return may write covered put options, on certain portfolio securities in an attempt to earn income and realize a higher return on their portfolios. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period; a put option gives the holder the right to sell the underlying security to the writer at a stated price at any time during the option period. An option may not be written if, afterwards, securities comprising more than 5% of the market value of a Fund's equity securities would be subject to put and call options. A Fund realizes income from the premium paid to it in exchange for writing a put or call option. Once it has written a call option on a portfolio security and until the expiration of such option, a Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, a Fund bears the risk of loss, which would be offset to the extent the Fund has received premium income. By writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. A Fund will only write "covered" options traded on recognized securities exchanges. An option will be deemed covered when a Fund either (i) owns the security (or securities convertible into such security) on which the call option has been written in an amount sufficient to satisfy the obligations arising under a call option, or (ii) in the case of both call and put options, the Fund's custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less that the amount needed to satisfy the Fund's obligations with respect to such options. A "closing purchase transaction" may be entered into with respect to an option written by a Fund for the purpose of closing its position. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.


     Evergreen Value Fund and Evergreen Fund for Total Return may purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.


     A Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


Futures, Options and Other Derivative Instruments. The Funds may purchase and
-------------------------------------------------
sell various financial instruments ("Derivative Instruments") such as financial futures contracts (including interest rate, index and foreign currency futures contracts), options (such as options on securities, indices, foreign currencies and futures contracts), forward currency contracts and interest rate, equity index and currency swaps, caps, collars and floors. The index Derivative Instruments the Funds may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of the Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security.


     A Fund's ability to use these instruments may be limited by market conditions, regulatory limits and tax considerations. A Fund might not use any of these strategies and there can be no assurance that any strategy that is used will succeed. See the Statement of Additional Information for more information regarding these instruments and the risks relating thereto.


Risks of Derivative Instruments. The use of Derivative Instruments, including
-------------------------------
written put and call options, involves special risks, including: (1) the lack of, or imperfect, correlation between price movements of a Fund's current or proposed portfolio investments that are the subject of the transactions as well as price movements of the Derivative Instruments involved in the transaction;
(2) possible lack of a liquid secondary market for any particular Derivative Instrument at a particular time; (3) the need for additional portfolio management skills and techniques; (4) losses due to unanticipated market price movements; (5) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in portfolio investments; (6) incorrect forecasts by a Fund's investment adviser concerning interest or currency exchange rates or direction of price fluctuations of the investment that is the subject of the transaction, which may result in the strategy being ineffective;
(7) loss of premiums paid by the Fund on options it purchases; and (8) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of the Fund to close out or liquidate its positions.

     A Fund's investment adviser may use Derivative Instruments, including written put and call options, for hedging purposes (i.e. by paying a premium or foregoing the opportunity for profit in return for protection against downturns in markets generally or the prices of individual securities or currencies) and also may use Derivative Instruments to try to enhance the return characteristics of a Fund's portfolio of investments (i.e. by receiving premiums in connection with the writing of options and thereby accepting the risk of downturns in markets generally or the prices of individual securities or currencies or by paying premiums in anticipation that the securities underlying the Derivative Instruments will appreciate). The use of Derivative Instruments for hedging purposes or to enhance a Fund's return characteristics can increase investment risk. If a Fund's investment adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed, resulting in leverage. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that the Fund has entered into. Options and futures transactions may increase portfolio turnover rates, which would result in greater commission expenses and transaction costs.


Foreign Currency Transactions. To the extent a Fund may invest in non-U.S.
-----------------------------
dollar denominated securities, it may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts ("forward contracts"). Evergreen Small Cap Equity Income Fund, Evergreen Income and
Growth Fund and Evergreen Fund for Total Return may also enter into forward foreign currency exchange contracts to protect the Funds' assets denominated in a foreign currency against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of the Funds' assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. The use of forward contracts for hedging purposes may limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. A forward contract is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time a Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Funds will not enter into a forward contract with a term of more than one year. In addition to forward contracts entered into for hedging purposes, Evergreen Small Cap Equity Income Fund, Evergreen Income and Growth Fund, Evergreen Fund for Total Return and Evergreen Blue Chip Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.


Options on Foreign Currencies. Evergreen Small Cap Equity Income Fund and
-----------------------------
Evergreen Fund for Total Return may also purchase foreign currency put options. A put option gives the holder, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to ensure against adverse currency price movements in the underlying portfolio assets denominated in that currency. Exchange listed options on seven major currencies are traded in the U.S. In addition, several major U.S. investment firms make markets in unlisted options on foreign currencies. Such unlisted options may be available with respect to a wide range of foreign currencies than listed options and may have more flexible terms. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risks associated with the individual issuer. No more than 5% of a Fund's net assets may be represented by premiums paid by the Fund with respect to options on foreign currencies outstanding at any one time. Furthermore, the market value of unlisted options on foreign currencies will be included with other illiquid assets held by the Fund for purposes of the 10% limit on such assets with respect to Evergreen Small Cap Equity Income Fund, or 15% limit on such assets with respect to Evergreen Fund for Total Return. The Funds may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. A call option written by a Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option. Writing call options in this manner is designed to reduce the cost of downside currency protection but has the effect of limiting currency appreciation potential.

SPECIAL RISK CONSIDERATIONS


Fixed Income Investments. Investments by the Funds in fixed income securities are subject to a number of risks. For example, changes in economic conditions could result in the weakening of the capacity of the issuers of such securities to make principal and interest payments, particularly in the case of issuers of non-investment grade fixed income securities. In addition, the market value of fixed-income securities in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In the event there is a downgrading in the rating of a fixed income security held in a Fund's portfolio, the Fund may continue to hold the security if such action is deemed to be in the best interests of the Fund and its shareholders.


Investment in Small Companies. Evergreen Growth and Income Fund and Evergreen
-----------------------------
Value Fund may invest from time to time, and Evergreen Small Cap Equity Income Fund will invest in securities of little-known, relatively small and special situation companies. Investments in such companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small and special situation companies in which the Funds invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and be subject to wide price fluctuations. As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly.


Investment in Foreign Securities.  Evergreen Small Cap Equity Income Fund,
--------------------------------
Evergreen Income and Growth Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen Fund for Total Return and Evergreen Blue Chip Fund may invest in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Accordingly, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of the assets of the Fund denominated or traded in that currency. If the value of a particular foreign currency falls relative to the U.S. dollar, the U.S. dollar value of the assets of a Fund denominated in such currency will also fall. The performance of a Fund will be measured in U.S. dollars.


     Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. The lack of uniform accounting standards and practices among countries impairs the validity of direct comparisons of valuation measures (such as price/earnings ratios) for securities in different countries. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. Settlement periods for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity. These different settlement practices may cause missed purchasing opportunities and/or the loss of interest on money market and debt investments pending further equity or long-term debt investments. In addition, foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and, accordingly, a Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund.


     Additionally, accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by each Fund's investment adviser before making any of these types of investments.

     ADRs and EDRs and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.


Investments Related to Real Estate. Evergreen Income and Growth Fund may invest
----------------------------------
up to 15% of its net assets and Evergreen Small Cap Equity Income Fund may invest without limit in investments related to real estate, including real estate investment trust ("REITS"). Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.


Lower-Rated Securities. Evergreen Growth and Income Fund and Evergreen Fund for
----------------------
Total Return may invest a portion of their assets in securities rated below Baa by Moody's or BBB by S&P (commonly known as "junk bonds"). Lower-rated and comparable unrated securities (collectively referred to in this discussion as "lower-rated securities") will likely have some quality and protective characteristics that, in the judgment of the rating organization, are out-weighed by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.


     While the market values of lower-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain lower-rated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated securities generally present a higher degree of credit risk. Issuers of lower- rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower-rated securities may diminish a Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value. For additional information about the possible risks of investing in junk bonds, see "Investment Objectives and Policies -- Junk Bonds" in the Statement of Additional Information.


Investments in the Utility Industry. In view of the Evergreen Utility Fund's
-----------------------------------
investment concentration, investors should be aware of certain risks associated with the utility industry in general. These include difficulties in earning adequate returns on investments despite frequent rate increases, restrictions on operations and increased costs and delays due to governmental regulations, building or construction delays, environmental regulations, difficulty of the capital markets in absorbing utility debt and equity securities, and difficulties in obtaining fuel at reasonable prices.


Other Investment Restrictions. Each Fund has adopted additional investment
-----------------------------
restrictions that are set forth in the Statement of Additional Information. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval. Shareholders will be notified of any changes in policies that are not fundamental.

--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION



Fund Structure. Each Fund is an investment pool, which invests shareholders'
--------------
money towards a specified goal. Each Fund is a diversified series of an open-end management investment company called "Evergreen Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee a Fund's activities, reviewing, among other things, a Fund's performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders of a given Class participate equally in
------------------
dividends and distributions from a Fund's assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of each Fund are redeemable, transferable and freely assignable as collateral. Each Fund may establish additional classes or series of shares.


     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, a Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.


SERVICE PROVIDERS


Investment Adviser. The investment adviser to Evergreen Utility Fund and
------------------
Evergreen Value Fund is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


     The investment adviser to Evergreen Growth and Income Fund, Evergreen Income and Growth Fund and Evergreen Small Cap Equity Income Fund is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971.


     The investment adviser to Evergreen Fund for Total Return and Evergreen Blue Chip Fund is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.


     FUNB manages investments and supervises the daily business affairs of Evergreen Utility Fund and Evergreen Value Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of average daily net assets of each Fund.


     As investment adviser to Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund, Evergreen Asset manages each Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each of Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund a fee equal to 1% of average daily net assets on an annual basis on the first $750 million in assets, .9 of 1% of average daily net assets on an annual basis on the next $250 million in assets, and .8 of 1% of average daily net assets on an annual basis on assets over $1 billion.

     As investment adviser to Evergreen Fund for Total Return and Evergreen Blue Chip Fund, Keystone manages each Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. As payment for its services, Keystone is entitled to receive from the Evergreen Fund for Total Return a fee, calculated on an annual basis, equal to 1.5% of Gross Dividend and Interest Income of the Fund plus 0.60% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.55% of the next $100,000,000, plus 0.50% of the next $100,000,000, plus 0.45% of the next $100,000,000, plus
0.40% of the next $100,000,000, plus 0.35% of the next $500,000,000, plus 0.30%
of amounts over $1,000,000,000, computed as of the close of business each business day and paid monthly.


     Evergreen Blue Chip Fund pays Keystone a fee for its services, calculated on an annual basis, equal to 0.70% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.65% of the next $100,000,000, plus 0.60% of the next $100,000,000, plus 0.55% of the next $100,000,000, plus
0.50% of the next $100,000,000, plus 0.45% of the next $500,000,000, plus 0.40%
of the next $500,000,000, plus 0.35% of amounts over $1,500,000,000, computed as of the close of business on each business day and payable daily.


Portfolio Managers. The portfolio manager for Evergreen Income and Growth Fund
------------------
and Evergreen Small Cap Equity Income Fund is Nola Maddox Falcone, C.F.A., who is President and Co-Chief Executive Officer of Evergreen Asset. Ms. Falcone has served as the principal manager of each Fund since 1985 and 1993, respectively.



     The portfolio managers for Evergreen Growth and Income Fund are Stephen A. Lieber and Gary R. Buesser. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Company and Evergreen Asset Management Corp. He was the founding Partner of Lieber & Company in 1969 and served as Senior Partner until June, 1994. He was a founding General Partner of Vanden Broeck, Lieber & Company from 1956 to 1969. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Prior to managing Evergreen Growth and Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.


     Paul A. DiLella and Doris Kelley-Watkins are co-portfolio managers of the Evergreen Utility Fund. Mr. DiLella, a Vice President and Senior Investment Officer of FUNB, has been a portfolio manager of the Fund since 1996. He joined First Fidelity Bank in 1982, which was acquired by FUNB in 1995, as Vice President and Portfolio Manager in the Asset Management Group. Ms. Kelley-Watkins joined Evergreen Asset in 1996, after twenty years as an electric utility analyst with Merrill Lynch Securities Research Department.


     The portfolio manager for Evergreen Value Fund is Matthew D. Finn. Mr. Finn is currently Vice President and Senior Portfolio Manager of Keystone since March, 1998. Previously, Mr. Finn was a Vice President and portfolio manager with Advantus Capital Management, Inc. from 1994 to 1998 and a portfolio manager and owner with Unified Capital Management, Inc. from 1993 to 1994.


     Walter McCormick has been the portfolio manager of Evergreen Fund for Total Return since 1987. Mr. McCormick is also a Senior Vice President and Senior Portfolio Manager of Keystone and has more than 25 years' investment experience.


     Judith A. Warners has been the portfolio manager for the Evergreen Blue Chip Fund since January, 1995. Ms. Warners is currently a Vice President and Portfolio Manager of Keystone with more than 15 years' investment experience.


SUB-ADVISER


     Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen

Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as
-------------
administrator to Evergreen Utility Fund and Evergreen Value Fund, subject to the supervision and control of the Trustees of the Funds. As administrator EIS provides facilities, equipment and personnel to Evergreen Utility Fund and Evergreen Value Fund and is entitled to receive an administration fee from the Funds based on the aggregate average daily net assets of all the mutual Funds advised by FUNB, Evergreen Asset or Keystone calculated in accordance with the following schedule.


  Administration Fee
------------------------
  0.050%                 on the first $7 billion
  0.035%                 on the next $3 billion
  0.030%                 on the next $5 billion
  0.020%                 on the next $10 billion
  0.015%                 on the next $5 billion
  0.010%                 on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return on behalf of each Fund's investment adviser. Evergreen Fund for Total Return and Evergreen Blue Chip Fund may reimburse EIS for its costs in providing such services.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
---------
Massachusetts 02205-9827 acts as each Fund's custodian.


Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The
---------------------
BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.


DISTRIBUTION PLANS AND AGREEMENTS


Distribution Plans. Each Fund's Class A, Class B and Class C shares pays for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a % of each Fund's average daily net assets attributable to the Class, as follows:


    Class A shares 0.75%, currently limited to 0.25%
    Class B shares 1.00%
    Class C shares 1.00%


     Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.


Distribution Agreements. Each Fund has also entered into a distribution
-----------------------
agreement (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a % of each Fund's average daily net assets attributable to the Class, as follows:

  Class A shares 0.25%
  Class B shares 1.00%
  Class C shares 1.00%


     The Distribution Agreements provide that EDI will use the distribution fee received from a Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EKD may assign its rights to receive compensation under the Plans to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EKD to compensate broker-dealers or other persons for distributing shares of the Fund.


     In the case of Evergreen Fund for Total Return the compensation paid to EDI under its Distribution Agreement is only with respect to shares of the Fund sold on or after December 1, 1996. In consideration of the services rendered by the distributor of the Class B and Class C shares of Evergreen Fund for Total Return sold prior to December 1, 1996, namely EIS, the Fund's Trustees have determined to continue the payments called for under the distribution agreements in effect between the Fund and EIS with respect to the assets of the Fund represented by such shares.


     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by it under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.


     The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.
--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     You may purchase shares of a Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.


     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").


Class A Shares-Front-End Sales Charge Alternative. You may purchase Class A
-------------------------------------------------
shares of a Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12- month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             Initial Sales Charge



                            As a % of the Net    As a % of the      Commission to Dealer/Agent
    Amount of Purchase     Amount Invested      Offering Price       as a % of Offering Price
      Less than $ 50,000        4.99%               4.75%             4.25%
      $50,000 - $ 99,999        4.71%               4.50%             4.25%
     $100,000 - $249,999        3.90%               3.75%             3.25%
     $250,000 - $499,999        2.56%               2.50%             2.00%
     $500,000 - $999,999        2.04%               2.00%             1.75%
      $1,000,000 or more          None              None        1.00% of the amount invested up
                                                                to $2,999,999; .50% of the
                                                                amount invested over
                                                                $2,999,999, up to $4,999,999;
                                                                and .25% of the excess over
                                                                $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.


     Class A shares may also be purchased at net asset value by qualified and non-qualified employee benefit and savings plans which make shares of the Funds and the other Evergreen Keystone Funds available to their participants, and which: (a) are employee benefit plans having at least $1,000,000 in investable assets, or 250 or more eligible participants; or (b) are non-qualified benefit or profit sharing plans which are sponsored by an organization which also make the Evergreen Keystone Funds available through a qualified plan meeting the criteria specified under (a).


     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker dealers and others concessions at the rate of 0.50% of the net asset value of shares purchased. These payments are subject to reclaim in the event shares are redeemed within twelve months after purchase.


     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. The CDSC applicable to Class B shares also is waived on redemptions of shares by such plans. Additional information concerning the waiver of sales charges is set forth in the SAI.


     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letters of Intent, Certain Retirement Plans and Reinstatement Privilege. Consult the application for additional information concerning these reduced sales charges.


Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B
---------------------------------------------------
shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.


   Redemption Timing                                                                      CDSC Imposed
----------------------------------------------------------------------------------------- ----------------
   Month of purchase and the first twelve-month period following the month of purchase .. 5.00%
   Second twelve-month period following the month of purchase ........................... 4.00%
   Third twelve-month period following the month of purchase ............................ 3.00%
   Fourth twelve-month period following the month of purchase ........................... 3.00%
   Fifth twelve-month period following the month of purchase ............................ 2.00%
   Sixth twelve-month period following the month of purchase ............................ 1.00%

     No CDSC is imposed on amounts redeemed thereafter.


     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge or exchange fee). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.


     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.


Class C Shares -- Level-Load Alternative. Class C shares are only offered
----------------------------------------
through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares-Front End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to

0.75% of the average daily value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.


Contingent Deferred Sales Charge. Certain shares with respect to which a Fund
--------------------------------
did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.


     No CDSC is imposed on a redemption of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1.00;
(5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


     The Funds may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone, FUNB, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.


How The Funds Value Their Shares. The net asset value of each class of shares
--------------------------------
of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.


General. The decision as to which class of shares is more beneficial to you
-------
depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.


     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase
-------------------------------
is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.


HOW TO REDEEM SHARES


     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash, (at the net redemption value) on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. A Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).


Redeeming Shares Directly By Mail Or Telephone. Send a signed letter of
----------------------------------------------
instruction or stock power form to the Fund, c/o ESC; the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for Federal income tax
-------
purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any 90 day period for any one shareholder.


EXCHANGE PRIVILEGE


How To Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express Line as described below. If the shares being tendered for exchange are still subject to a CDSC or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.


     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.


Exchanges Through Your Financial Intermediary. A Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.


Exchanges By Telephone and Mail. Exchange requests received by a Fund after
-------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.


SHAREHOLDER SERVICES


     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.


Investments Through Employee Benefit and Savings Plans. Certain qualified and
------------------------------------------------------
non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.


Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.


Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.


     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


     If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.

Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your Application and indicate the Evergreen fund(s) into which distributions are to be invested.


Tax Sheltered Retirement Plans. The Funds have various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


BANKING LAWS


     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.


     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of a Fund would suffer any adverse financial consequences.
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES



     Each Fund intends to distribute its investment company taxable income quarterly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of a Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.



     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.


     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as a Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.


     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.


     The Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.


     The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of a Fund.


     The Funds intend to distribute their net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Funds will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of a Funds' taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as long-term capital loss to the extent of such capital gain dividend.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.


GENERAL INFORMATION


Portfolio Turnover. The estimated annual portfolio turnover rate for each of
------------------
the Funds is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Funds affecting portfolio turnover.


Portfolio Transactions. Consistent with the Conduct Rules of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with a Fund.


Other Classes of Shares. Each Fund (except Evergreen Blue Chip Fund) currently
-----------------------
offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. The Evergreen Blue Chip Fund currently offers three classes of shares, Class A, Class B and Class C. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.


Performance Information. The Funds may quote their "total return" or "yield"
-----------------------
for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.


     A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of a Fund's shares are assumed to have been paid.


     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.


     Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.


     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.


Additional Information. This Prospectus and the Statement of Additional
----------------------
Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisers
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York
  10577
     Evergreen Growth and Income Fund, Evergreen Small Cap Equity Income Fund, Evergreen Income and Growth Fund


Capital Management Group of First Union National Bank of North Carolina, 210 South College Street, Charlotte, North Carolina, 28228
     Evergreen Utility Fund, Evergreen Value Fund


Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
     Evergreen Fund for Total Return, Evergreen Blue Chip Fund


Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
     Evergreen Utility Fund, Evergreen Growth and Income Fund, Evergreen Value Fund, Evergreen Small Cap Equity Income Fund, Evergreen Fund for Total Return


Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
     Evergreen Income and Growth Fund


Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


67475                                                        536115Rv3

--------------------------------------------------------------------------------
PROSPECTUS                                                          May 1, 1997
                                                   As Supplemented April 1, 1998
--------------------------------------------------------------------------------
                                                   [EVERGREEN LOGO APPEARS HERE]



EVERGREEN(SM) GROWTH AND INCOME FUNDS

----------------------------------------------------------------------------
Evergreen Utility Fund
Evergreen Growth and Income Fund
Evergreen Value Fund
Evergreen Small Cap Equity Income Fund
Evergreen Income and Growth Fund
Evergreen Fund for Total Return

CLASS Y SHARES



     The Evergreen Growth and Income Funds (the "Funds") are designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification.


     This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a series of an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.


     A Statement of Additional Information for the Funds dated May 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.


The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or otherwise protected by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency and involve risk, including the possible loss of principal.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   Keep This Prospectus For Future Reference




EVERGREENSM is a Service Mark of Evergreen Asset Management Corp.
Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS
                               -----------------




 EXPENSE INFORMATION                               3
 FINANCIAL HIGHLIGHTS                              5
 DESCRIPTION OF THE FUNDS                         11
          Investment Objectives and Policies      11
          Investment Practices and Restrictions   15
          Special Risk Considerations             19
 ORGANIZATION AND SERVICE PROVIDERS               21
          Organization                            21
          Service Providers                       22
          Sub-Adviser                             23


 PURCHASE AND REDEMPTION OF SHARES             24
          How to Buy Shares                    24
          How to Redeem Shares                 24
          Exchange Privilege                   25
          Shareholder Services                 26
          Banking Laws                         27
 OTHER INFORMATION                             27
          Dividends, Distributions and Taxes   27
          General Information                  28

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
     The table set forth below summarizes the shareholder transaction costs associated with an investment in each Class Y shares of the Funds. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."


SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases      None
Sales Charge on Dividend Reinvestments         None
Contingent Deferred Sales Charge               None
Redemption Fee                                 None
Exchange Fee                                   None

     Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows each Fund's actual annual operating expenses for the fiscal period ending July 31, 1997. The example shows what you would pay if you invested $1,000 over the periods indicated. The example assumes that you reinvest all of your dividends and that the Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers".


Evergreen Growth and Income Fund


                     Annual Operating
                         Expenses
                    -----------------
Management Fees            0.97%
12b-1 Fees                   --
Other Expenses             0.24%
                           ----
Total                      1.21%
                           ====


                              Example
                             --------
  After 1 Year               $ 12
  After 3 Years              $ 38
  After 5 Years              $ 66
  After 10 Years             $147

Evergreen Value Fund


                     Annual Operating
                         Expenses
                    -----------------
Management Fees            0.50%
12b-1 Fees                   --
Other Expenses             0.17%
                           ----
Total                       .67%
                           ====


                              Example
                             --------
  After 1 Year               $ 7
  After 3 Years              $21
  After 5 Years              $37
  After 10 Years             $83

Evergreen Income and Growth Fund


                     Annual Operating
                         Expenses
                    -----------------
Management Fees            0.98%
12b-1 Fees                   --
Other Expenses             0.22%
                           ----
Total                      1.20%
                           ====


                              Example
                             --------
  After 1 Year               $ 12
  After 3 Years              $ 38
  After 5 Years              $ 66
  After 10 Years             $146

Evergreen Utility Fund


                     Annual Operating
                        Expenses *
                    -----------------
Management Fees            0.31%
12b-1 Fees                   --
Other Expenses             0.42%
                           ----
Total                      0.73%
                           ====



                              Example
                             --------
  After 1 Year                  $ 7
  After 3 Years                 $23
  After 5 Years                 $41
  After 10 Years                $91

Evergreen Small Cap Equity Income Fund


                   Annual Operating
                      Expenses*
                  -----------------
Management Fees          1.00%
12b-1 Fees                 --
Other Expenses           0.39%
                         ----
Total                    1.39%
                         ====


                    Example
                   --------
  After 1 Year       $ 14
  After 3 Years      $ 44
  After 5 Years      $ 76
  After 10 Years     $167

Evergreen Fund for Total Return


                    Annual Operating
                       Expenses**
                   -----------------
Management Fees           0.63%
12b-1 Fees                  --
Other Expenses            0.38%
                          ----
Total                     1.01%
                          ====


                   Example
                  --------
  After 1 Year       $10
  After 3 Years      $32

      *The annualized operating expenses and examples reflect fee waivers and/or expense reimbursements for the fiscal period ended July 31, 1997. Actual expenses for the period, excluding fee waivers and expense reimbursements, were as follows:


            Evergreen Utility Fund                   0.94%
            Evergreen Small Cap Equity Income Fund   1.59%

      The Funds' investment advisers may, at their own discretion, discontinue these fee waivers and expense reimbursements at any time.

     **The Fund's estimated annual operating expenses and example are for the fiscal year ending July 31, 1998.


     The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund's Y Class for the most recent fiscal period. Such amounts have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds."


     From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The tables on the following pages present, for each Fund, financial highlights for a Class Y share outstanding throughout each period indicated.
The information in the tables for the five most recent fiscal years or the life of the Fund if shorter has been audited by the respective Fund's independent auditors as follows: for Evergreen Utility Fund by KPMG Peat Marwick LLP; for Evergreen Growth and Income Fund for the period ended July 31, 1997 and for the year ended December 31, 1996 by KPMG Peat Marwick LLP, and for the period January 3, 1995 through December 31, 1995 by other auditors; for Evergreen
Value Fund by KPMG Peat Marwick LLP; for Evergreen Small Cap Equity Income Fund for the period ended July 31, 1997 and for the year ended December 31, 1996 by KPMG Peat Marwick LLP and for the period January 3, 1995 through December 31, 1995 by other auditors, for Evergreen Fund for Total Return by KPMG Peat
Marwick LLP; and for Evergreen Income and Growth Fund for the period ended July 31, 1997 and for the year ended January 31, 1997 by Price Waterhouse LLP, and for each of the years or periods ended from March 31, 1988 through January 31, 1996 by other auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.


     Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.


Evergreen Utility Fund -- Class Y Shares

                                                                                               Year Ended December 31,
                                                                        Seven Months
                                                                            Ended
                                                                       July 31, 1997#       1996        1995         1994*
                                                                      ---------------- ------------- ---------- --------------
PER SHARE DATA:
Net asset value beginning of period .................................    $ 10.58        $ 10.82       $  9.00     $   9.51
                                                                         --------       ----------    -------     --------
Income from investment operations
 Net investment income ..............................................      0.25           0.44          0.47          0.37
 Net realized and unrealized gain (loss) on investments .............      0.88           0.03          2.27         (0.50)
                                                                         --------       ----------    -------     --------
  Total from investment operations ..................................      1.13           0.47          2.74         (0.13)
                                                                         --------       ----------    -------     --------
Less distributions from
 Net investment income ..............................................      ( 0.25)         ( 0.43)     ( 0.47)       (0.37)
 In excess of net investment income .................................           0               0           0        (0.01)
 Net realized gain on investments ...................................           0          ( 0.28)     ( 0.45)           0
                                                                         --------       ----------    -------     --------
  Total distributions ...............................................      ( 0.25)         ( 0.71)     ( 0.92)       (0.38)
                                                                         --------       ----------    -------     --------
Net asset value end of period .......................................    $ 11.46        $ 10.58       $ 10.82     $   9.00
                                                                         ========       ==========    =======     ========
TOTAL RETURN ........................................................     10.85   %        4.50   %     31.30%       (1.60%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .....................................................      0.73   %++      0.61   %      0.54%        0.40%++
 Total expenses, excluding indirectly paid expenses .................      0.73   %++      N/A          N/A         N/A
 Total expenses, excluding fee waivers & expense reimbursements .....      0.94   %++      0.89   %      0.93%        1.24%++
 Net investment income ..............................................      4.06   %++      4.01   %      4.76%        4.93%++
Portfolio turnover rate .............................................          50%             59%         88%          23%
Average commission rate paid per share ..............................  $   0.0593       $  0.0605       N/A         N/A
Net assets end of period (thousands) ................................  $    1,627       $   2,000     $ 7,791     $  5,201

--------
++ Annualized.
* For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
# The Fund changed its fiscal year ended from December 31 to July 31, effective July 31, 1997.

              Evergreen Growth and Income Fund -- Class Y Shares



                                                                                            Year Ended December 31,
                                                                Seven Months
                                                                    Ended
                                                               July 31, 1997#       1996         1995        1994        1993
                                                              ---------------- ------------- ----------- ----------- -----------
PER SHARE DATA:
Net asset value beginning of period .........................    $ 22.55        $ 18.64       $ 14.52     $ 15.41     $ 14.18
                                                                 --------       ----------    -------     -------     -------
Income from investment operations
 Net investment income ......................................      0.11           0.18           0.18        0.14        0.14
 Net realized and unrealized gain (loss) on investments .....      4.73           4.25           4.59        0.12        1.91
                                                                 --------       ----------    -------     -------     -------
   Total from investment operations .........................      4.84           4.43           4.77        0.26        2.05
                                                                 --------       ----------    -------     -------     -------
Less distributions from
 Net investment income ......................................      ( 0.10)         ( 0.17)      ( 0.17)     ( 0.14)     ( 0.14)
 In excess of net investment income .........................           0**             0            0           0           0
 Net realized gain on investments ...........................           0          ( 0.35)      ( 0.48)     ( 1.01)     ( 0.68)
                                                                 --------       ----------    --------    --------    --------
   Total distributions ......................................      ( 0.10)         ( 0.52)      ( 0.65)     ( 1.15)     ( 0.82)
                                                                 --------       ----------    --------    --------    --------
Net asset value end of period ...............................    $ 27.29        $ 22.55       $ 18.64     $ 14.52     $ 15.41
                                                                 ========       ==========    ========    ========    ========
TOTAL RETURN ................................................     21.52   %       23.80   %      32.90%       1.70%      14.40%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................      1.21   %++      1.16   %       1.27%       1.33%       1.26%
 Total expenses, excluding indirectly paid expenses .........      1.21   %++      1.16   %      N/A         N/A         N/A
 Net investment income ......................................      0.82   %++      0.93   %       1.11%       0.96%       0.99%
Portfolio turnover rate .....................................           6%             14%          17%         29%         28%
Average commission rate paid per share ......................  $   0.0603       $  0.0566        N/A         N/A         N/A
Net assets end of period (millions) .........................  $      616       $     442     $    141    $     73    $     77


                                                              Year Ended December 31,
                                                              -----------------------
                                                                  1992        1991
                                                              ----------- -----------
PER SHARE DATA:
Net asset value beginning of period .........................  $ 12.99     $ 10.72
                                                               -------     -------
Income from investment operations
 Net investment income ......................................     0.15        0.19
 Net realized and unrealized gain (loss) on investments .....     1.65        2.58
                                                               -------     -------
  Total from investment operations ..........................     1.80        2.77
                                                               -------     -------
Less distributions from
 Net investment income ......................................    ( 0.15)     ( 0.19)
 In excess of net investment income .........................         0           0
 Net realized gain on investments ...........................    ( 0.46)     ( 0.31)
                                                               --------    --------
  Total distributions .......................................    ( 0.61)     ( 0.50)
                                                               --------    --------
Net asset value end of period ...............................  $ 14.18     $ 12.99
                                                               ========    ========
TOTAL RETURN ................................................     13.80%      25.80%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................      1.33%       1.41%
 Total expenses, excluding indirectly paid expenses .........     N/A         N/A
 Net investment income ......................................      1.18%       1.55%
Portfolio turnover rate .....................................        30%         23%
Average commission rate paid per share ......................     N/A         N/A
Net assets end of period (millions) .........................  $     64    $     48


                                                                         Year Ended December 31,
                                                              ----------------------------------------------
                                                                  1990        1989       1988*      1987*
                                                              ----------- ----------- ---------- -----------
PER SHARE DATA:
Net asset value beginning of period .........................  $  12.03    $ 10.62     $  9.38    $  10.05
                                                               --------    -------     -------    --------
Income from investment operations
 Net investment income ......................................      0.30       0.52       0.19         0.20
 Net realized and unrealized gain (loss) on investments .....    ( 0.84)      2.17       2.10       ( 0.63)
                                                               --------    -------     -------    --------
  Total from investment operations ..........................    ( 0.54)      2.69       2.29       ( 0.43)
                                                               --------    -------     -------    --------
Less distributions from
 Net investment income ......................................    ( 0.30)     ( 0.52)    ( 0.19)     ( 0.24)
 In excess of net investment income .........................         0           0          0           0
 Net realized gain on investments ...........................    ( 0.47)     ( 0.76)    ( 0.86)          0
                                                               --------    --------    -------    --------
  Total distributions .......................................    ( 0.77)     ( 1.28)    ( 1.05)     ( 0.24)
                                                               --------    --------    -------    --------
Net asset value end of period ...............................  $  10.72    $ 12.03     $ 10.62    $   9.38
                                                               ========    ========    =======    ========
TOTAL RETURN ................................................    ( 4.50%)     25.40%     24.60%     ( 4.30%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses .............................................      1.50%       1.54%      1.56%       1.76%
 Total expenses, excluding indirectly paid expenses .........    N/A          N/A        N/A        N/A
 Net investment income ......................................      2.62%       4.13%      1.70%       1.90%
Portfolio turnover rate .....................................        41%         53%        41%         48%
Average commission rate paid per share ......................    N/A          N/A        N/A        N/A
Net assets end of period (millions) .........................  $     36    $     32    $    24    $     21

--------
++  Annualized.
* Net investment income based on the average monthly shares outstanding for the period indicated.
**  Less than one cent per share.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

                    Evergreen Value Fund -- Class Y Shares


                                                  Seven Months
                                                      Ended
                                                 July 31, 1997#
                                                ----------------
PER SHARE DATA:
Net asset value beginning of period ...........    $ 20.57
                                                   --------
Income from investment operations
 Net investment income ........................      0.25
 Net realized and unrealized gain (loss) on
  investments .................................      4.03
                                                   --------
  Total from investment operations ............      4.28
                                                   --------
Less distributions from
 Net investment income ........................      ( 0.21)
 Net realized gain on investments .............           0
 In excess of net investment income ...........           0
 In excess of net realized gain on
  investments .................................           0
                                                   --------
  Total distributions .........................      ( 0.21)
                                                   --------
Net asset value end of period .................    $ 24.64
                                                   ========
TOTAL RETURN ..................................     20.93   %
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ...............................      0.67   %++
 Total expenses, excluding indirectly paid
  expenses ....................................      0.67   %++
 Total expenses, excluding fee waivers &
  expense reimbursements ......................      N/A
 Net investment income ........................      1.91   %++
Portfolio turnover rate .......................           6%
Average commission rate paid per share ........  $   0.0600
Net assets end of period (millions) ...........  $    1,149



                                                                          Year Ended December 31,
                                                     1996         1995        1994        1993        1992         1991*
                                                ------------- ----------- ----------- ----------- ----------- --------------
PER SHARE DATA:
Net asset value beginning of period ...........  $ 20.45       $ 16.61     $ 17.63     $ 17.11     $ 17.08      $   14.28
                                                 ----------    -------     -------     -------     -------      ---------
Income from investment operations
 Net investment income ........................    0.44           0.57        0.56        0.52        0.49           0.47
 Net realized and unrealized gain (loss) on
  investments .................................    3.49           4.72       ( 0.20)      1.12        0.90           3.53
                                                 ----------    -------     --------    -------     -------      ---------
  Total from investment operations ............    3.93           5.29        0.36        1.64        1.39           4.00
                                                 ----------    -------     --------    -------     -------      ---------
Less distributions from
 Net investment income ........................     ( 0.47)      ( 0.55)     ( 0.56)     ( 0.52)     ( 0.49)       ( 0.47)
 Net realized gain on investments .............     ( 3.32)      ( 0.90)     ( 0.82)     ( 0.58)     ( 0.87)       ( 0.73)
 In excess of net investment income ...........          0            0           0      ( 0.02)          0             0
 In excess of net realized gain on
  investments .................................     ( 0.02)           0           0           0           0             0
                                                 ----------    --------    --------    --------    --------     ---------
  Total distributions .........................     ( 3.81)      ( 1.45)     ( 1.38)     ( 1.12)     ( 1.36)       ( 1.20)
                                                 ----------    --------    --------    --------    --------     ---------
Net asset value end of period .................  $ 20.57       $ 20.45     $ 16.61     $ 17.63     $ 17.11      $   17.08
                                                 ==========    ========    ========    ========    ========     =========
TOTAL RETURN ..................................    19.20   %      32.20%       2.10%       9.70%       8.30%        25.40%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ...............................     0.66   %       0.65%       0.68%       0.65%       0.68%         0.69%++
 Total expenses, excluding indirectly paid
  expenses ....................................     N/A           N/A         N/A         N/A         N/A         N/A
 Total expenses, excluding fee waivers &
  expense reimbursements ......................     N/A           N/A         N/A         N/A          0.69%         0.77%++
 Net investment income ........................     2.02   %       3.02%       3.21%       2.98%       2.90%         3.04%++
Portfolio turnover rate .......................         91%          53%         70%         46%         56%           69%
Average commission rate paid per share ........  $  0.0588        N/A         N/A         N/A         N/A         N/A
Net assets end of period (millions) ...........  $     996     $    761    $    507    $    463    $    326     $     271

--------
++ Annualized.
* For the period from January 3, 1991 (commencement of class operations) to December 31, 1991.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

           Evergreen Small Cap Equity Income Fund -- Class Y Shares

                                                                                            Year Ended December 31,
                                                               Seven Months
                                                                   Ended
                                                              July 31, 1997#       1996        1995        1994         1993*
                                                             ---------------- ------------- ---------- ----------- --------------
PER SHARE DATA:
Net asset value beginning of period ........................    $ 13.12        $ 11.58       $  9.70     $ 10.15     $ 10.00
                                                                --------       ----------    -------     -------     -------
Income from investment operations
 Net investment income .....................................        0.19*  *     0.38          0.38         0.34       0.10
 Net realized and unrealized gain (loss) on investments.....      2.56           2.13          2.38       ( 0.41)      0.15
                                                                --------       ----------    -------     -------     -------
  Total from investment operations .........................      2.75           2.51          2.76       ( 0.07)      0.25
                                                                --------       ----------    -------     -------     -------
Less distributions from
 Net investment income .....................................      ( 0.15)         ( 0.37)     ( 0.38)     ( 0.33)    ( 0.10)
 Net realized gain on investments ..........................      ( 0.01)         ( 0.60)     ( 0.50)     ( 0.05)        0
                                                                --------       ----------    -------     -------     -------
  Total distributions ......................................      ( 0.16)         ( 0.97)     ( 0.88)     ( 0.38)    ( 0.10)
                                                                --------       ----------    -------     -------     -------
Net asset value end of period ..............................    $ 15.71        $ 13.12       $ 11.58     $  9.70     $ 10.15
                                                                ========       ==========    =======     =======     =======
TOTAL RETURN ...............................................     21.09   %       22.40   %     29.10%     ( 0.70%)     2.50%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses ............................................      1.39   %++      1.50   %      1.50%       1.48%    0.00%++
 Total expenses, excluding indirectly paid expenses ........      1.38   %++      N/A          N/A        N/A          N/A
 Total expenses, excluding fee waivers & expense
  reimbursements ...........................................      1.59   %++      4.75   %      4.34%       4.68%  4.39%+ +
 Net investment income .....................................      2.39   %++      3.36   %      3.56%       3.72%    4.07%++
Portfolio turnover rate ....................................          13%             50%         48%          9%     15%
Average commission rate paid per share .....................  $   0.0665       $  0.0635       N/A        N/A          N/A
Net assets end of period (thousands) .......................  $   42,374           8,592       4,806       3,613   2,236

--------
++ Annualized.
* For the period from October 1, 1993 (commencement of operations) to December 31, 1993.
**  Calculation based on average shares outstanding during the period.
# The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

Evergreen Income and Growth Fund -- Class Y Shares
(Formerly Evergreen Total Return Fund)

                                                                                        Year Ended January 31,
                                                                 Six Months
                                                                    Ended
                                                               July 31, 1997#       1997         1996        1995##
                                                              ---------------- ------------- ----------- --------------
PER SHARE DATA:
Net asset value, beginning of period ........................   $ 21.81         $ 20.16       $ 17.28      $  18.29
                                                                ---------       ----------    -------      --------
Income from investment operations
 Net investment income ......................................     0.55            1.08           1.10          0.87
 Net realized and unrealized gain (loss) on investments .....     2.16            1.66           2.87        ( 0.55)
                                                                ---------       ----------    -------      --------
  Total from investment operations ..........................     2.71            2.74           3.97          0.32
                                                                ---------       ----------    -------      --------
Less distributions from
 Net investment income ......................................    ( 0.54)           ( 1.09)      ( 1.09)      ( 1.08)
 Net realized gain on investments ...........................         0                 0            0       ( 0.25)
                                                                ---------       ----------    --------     --------
  Total distributions .......................................    ( 0.54)           ( 1.09)      ( 1.09)      ( 1.33)
                                                                ---------       ----------    --------     --------
Net asset value, end of period ..............................   $ 23.98         $ 21.81       $ 20.16      $  17.28
                                                                =========       ==========    ========     ========
TOTAL RETURN ................................................   12.65   %         14.10   %      23.50%        1.90%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
 Total expenses .............................................   1.20   %++         1.18   %       1.19%        1.24%++
 Total expenses, excluding indirectly paid expenses ......... 1.20% ++             N/A           N/A         N/A
 Interest expense ...........................................      N/A             0.03   %      N/A         N/A
 Net investment income ......................................   4.97   %++         5.14   %       5.70%        5.70%++
Portfolio turnover rate .....................................     72%                 168%         138%         151%
Average commission rate paid per share ...................... $  0.0487         $  0.0491        N/A         N/A
Net assets, end of period (millions) ........................ $   900           $     858     $    914     $    942


                                                                 Year Ended March 31,
                                                          -----------------------------------
                                                              1994        1993        1992
                                                          ----------- ----------- -----------
PER SHARE DATA:
Net asset value, beginning of period ....................  $  20.90    $ 18.82     $ 18.12
                                                           --------    -------     -------
Income from investment operations
 Net investment income ..................................      1.08       1.11        1.08
 Net realized and unrealized gain (loss) on
  investments ...........................................    ( 1.41)      2.51        0.70
                                                           --------    -------     -------
  Total from investment operations ......................    ( 0.33)      3.62        1.78
                                                           --------    -------     -------
Less distributions from
 Net investment income ..................................    ( 1.08)     ( 1.08)     ( 1.08)
 Net realized gain on investments .......................    ( 1.20)     ( 0.46)          0
                                                           --------    --------    --------
  Total distributions ...................................    ( 2.28)     ( 1.54)     ( 1.08)
                                                           --------    --------    --------
Net asset value, end of period ..........................  $  18.29    $ 20.90     $ 18.82
                                                           ========    ========    ========
TOTAL RETURN ............................................    ( 2.10%)     20.20%      10.20%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets ............................
 Total expenses .........................................      1.18%       1.18%       1.21%
 Total expenses, excluding indirectly paid expenses .....    N/A          N/A         N/A
 Interest expense .......................................    N/A          N/A         N/A
 Net investment income ..................................      5.29%       5.65%       5.73%
Portfolio turnover rate .................................       106%        164%        137%
Average commission rate paid per share ..................    N/A          N/A         N/A
Net assets, end of period (millions) ....................  $  1,065    $  1,142    $  1,032



                                                                       Year Ended March 31,
                                                          -----------------------------------------------
                                                              1991        1990        1989        1988
                                                          ----------- ----------- ----------- -----------
PER SHARE DATA:
Net asset value, beginning of period ....................  $ 18.26     $ 17.92     $ 17.11     $  20.37
                                                           -------     -------     -------     --------
Income from investment operations
 Net investment income ..................................     1.02        1.07        1.12         1.06
 Net realized and unrealized gain (loss) on
  investments ...........................................    ( 0.08)      0.36        0.79       ( 2.64)
                                                           --------    -------     -------     --------
  Total from investment operations ......................     0.94        1.43        1.91       ( 1.58)
                                                           --------    -------     -------     --------
Less distributions from
 Net investment income ..................................    ( 1.08)     ( 1.09)     ( 1.08)     ( 0.80)
 Net realized gain on investments .......................         0           0      ( 0.02)     ( 0.88)
                                                           --------    --------    --------    --------
  Total distributions ...................................    ( 1.08)     ( 1.09)     ( 1.10)     ( 1.68)
                                                           --------    --------    --------    --------
Net asset value, end of period ..........................  $ 18.12     $ 18.26     $ 17.92     $  17.11
                                                           ========    ========    ========    ========
TOTAL RETURN ............................................      5.80%       7.90%       1.30%     ( 7.80%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets ............................
 Total expenses .........................................      1.23%       1.18%       1.02%       1.01%
 Total expenses, excluding indirectly paid expenses .....     N/A         N/A         N/A        N/A
 Interest expense .......................................     N/A         N/A         N/A        N/A
 Net investment income ..................................      5.90%       5.64%       6.36%       5.80%
Portfolio turnover rate .................................       137%         89%         86%         81%
Average commission rate paid per share ..................     N/A         N/A         N/A        N/A
Net assets, end of period (millions) ....................  $  1,151    $  1,292    $  1,312    $  1,346

--------
++ Annualized.
#  The Fund changed its fiscal year end from January 31 to July 31, effective
  July 31, 1997.
## For the ten month period ended January 31, 1995. The Fund changed its fiscal year end from March 31 to January 31, effective January 31, 1995.

Evergreen Fund for Total Return -- Class Y Shares



                                                               For the period from
                                                                January 13, 1997
                                                                (date of initial
                                                                public offering)
                                                                to July 31, 1997#
                                                              --------------------
PER SHARE DATA:
Net asset value, beginning of period ........................      $ 17.74
                                                                   -------
Income from investment operations
 Net investment income ......................................        0.18
 Net realized and unrealized gain on investments ............        2.86
                                                                   -------
   Total from investment operations .........................        3.04
                                                                   -------
Less distributions from
 Net investment income ......................................        ( 0.16)
                                                                   --------
   Total distributions ......................................        ( 0.16)
                                                                   --------
Net asset value, end of period ..............................      $ 20.62
                                                                   ========
TOTAL RETURN ................................................       17.22   %
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
 Total expenses .............................................        1.34   %++
 Total expenses, excluding indirectly paid expenses .........        1.34   %++
 Net investment income ......................................        0.79   %++
Portfolio turnover rate .....................................            41%
Average commission rate paid per share ......................    $   0.0501
Net assets, end of period (thousands) .......................    $       93

--------
++ Annualized.
# The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES



     Each Fund's investment objectives are nonfundamental; as a result a Fund may change its objectives without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the Statement of Additional Information ("SAI") for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.


     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.


Evergreen Growth and Income Fund


     The investment objective of Evergreen Growth and Income Fund is to achieve a return composed of capital appreciation in the value of its shares and current income.


     The Fund seeks to achieve its investment objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth. These companies are often found among those which have had a record of financial success but are currently in disfavor in the marketplace for reasons the Fund's investment adviser perceives as temporary or erroneous. Such investments when successfully timed are expected to be the means for achieving the Fund's investment objective. This inherently contrarian approach may require greater reliance upon the analytical and research capabilities of the Fund's investment adviser than an investment in certain other equity funds. Consequently, an investment in the Fund may involve more risk than other equity funds. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program. Nor should the Fund be considered a balanced or complete investment program.


     The Fund will use the "value timing" approach as a process for purchasing securities when events indicate that fundamental investment values are being ignored in the marketplace. Fundamental investment value is based on one or more of the following: assets -- tangible and intangible (examples of the latter include brand names or licenses), capitalization of earnings, cash flow or potential earnings growth. A discrepancy between market valuation and fundamental value often arises due to the presence of unrecognized assets or business opportunities, or as a result of incorrectly perceived or short-term negative factors. Changes in regulations, basic economic or monetary shifts and legal action (including the initiation of bankruptcy proceedings) are some of the factors that create these capital appreciation opportunities. If the securities in which the Fund invests never reach their perceived potential or the valuation of such securities in the marketplace does not in fact reflect significant undervaluation, there may be little or no appreciation or a depreciation in the value of such securities.


     The Fund will invest primarily in common stocks and securities convertible into or exchangeable for common stock. It is anticipated that the Fund's investments in these securities will contribute to the Fund's return primarily through capital appreciation. In addition, the Fund will invest in nonconvertible preferred stocks and debt securities. It is anticipated that the Fund's investments in these securities will also produce capital appreciation, but the current income component of return will be a more significant factor in their selection. However, the Fund will invest in nonconvertible preferred stock and debt securities only if the anticipated capital appreciation plus income from such investments is equivalent to that anticipated from investments in equity or equity-related securities. The Fund may invest up to 5% of its total assets in debt securities which are rated below investment grade, commonly known as "junk bonds". Investments of this type are subject to greater risk of loss of principal and interest. See "Special Risk Considerations -- Lower Rated Securities".

Evergreen Small Cap Equity Income Fund


     The investment objective of Evergreen Small Cap Equity Income Fund is to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in market conditions and the level of interest rates may cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more, and in excess of that percentage during temporary defensive periods.


     To the extent that the Fund seeks capital appreciation, it expects that its investments will provide growth over the long-term. Investments, however, may be made on occasion for the purpose of short-term capital appreciation if the Fund believes that such investments will benefit its shareholders. Purchasing securities for short-term trading is subject to certain rules and involves additional brokerage expenses. The Fund may make investments in securities regardless of whether or not such securities are traded on a national securities exchange and may invest up to 5% of its total assets in foreign securities. The value of portfolio securities and their yields are expected to fluctuate over time because of varying general economic and market conditions.


     The Fund's portfolio will vary over time depending upon the economic outlook and market conditions. The composition of its portfolio will be subject to the discretion of the Fund's investment adviser. Ordinarily, the Fund anticipates that most of its portfolio will consist of equity securities and convertible debt securities. A significant portion of the equity investments, however, will be income producing. If in the judgment of the Fund's investment adviser a defensive position is appropriate, the Fund may take a defensive position and invest without limit in debt securities or government securities or hold its assets in cash or cash equivalents. The quality standards for debt securities include: Obligations of banks and commercial paper rated no lower than P-2 by Moody's Investor's Service ("Moody's"), A-2 by Standard and Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") or having a comparable rating from another nationally recognized statistical rating organization ("SRO"); and non-convertible debt securities rated no lower than Baa by Moody's or BBB by S&P. Securities rated Baa or BBB may have speculative characteristics. Changes in economic conditions are more likely to weaken the capacity of the issuers of such bonds to make the interest and principal payments than would be the case with higher rated bonds. However, like higher rated bonds, these securities may be considered investment grade. For a description of such ratings see the Statement of Additional Information.


Evergreen Income and Growth Fund


     The investment objective of Evergreen Income and Growth Fund (formerly Evergreen Total Return Fund) is to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. To the extent that the Fund is emphasizing current income, it may purchase securities in anticipation of participating in dividends. This practice may result in a higher rate of portfolio turnover and may affect the Fund's overall return. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may invest up to 50% of its total assets in the securities of foreign issuers either directly or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. See "Special Risk Considerations", below.


     To the extent that the Fund seeks capital appreciation, it expects that its investments will provide growth over the long-term. Investments, however, may be made on occasion for the purpose of short-term capital appreciation if the Fund believes that such investments will benefit its shareholders. The Fund may make investments in securities (other than options) regardless of whether or not such securities are traded on a national securities exchange. The value of portfolio securities and their yields, as well as opportunities to realize net gains from a covered call options writing program, are expected to fluctuate over time because of varying general economic and market conditions.


     The Fund's portfolio will vary over time depending upon the economic outlook and market conditions. The composition of its portfolio will be largely unrestricted and subject to the discretion of the Fund's investment adviser. Ordinarily, the Fund anticipates that approximately 75% of its portfolio will consist of equity securities (including convertible preferred stock) and the other 25% of debt securities (including convertible debt securities). If, in the judgment of the Fund's investment adviser, the appreciation potential for equity securities exceeds the return available from debt securities or government securities, investments in equity securities could exceed 75% of the Fund's portfolio. Most equity investments, however, will be income producing. The balance of the Fund's portfolio consisted of debt securities (including convertible debt securities). The quality standards for debt securities include: Obligations of banks having total assets of at least one billion dollars which are members of the FDIC; commercial paper rated no lower than P-2 by Moody's or A-2 by S&P; and non-convertible debt securities rated no lower than Baa by Moody's or BBB by Standard & Poor's. Securities rated Baa or BBB may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such bonds to make principal and interest payments than is the case with higher rated bonds. However, like the higher rated bonds, these securities are considered investment grade. For a description of such ratings, see the Statement of Additional Information. See "Special Risk Considerations".


Evergreen Utility Fund


     The investment objective of Evergreen Utility Fund is to achieve a return consisting of high current income and moderate capital appreciation. The Fund invests primarily in a diversified portfolio of equity and debt securities of utility companies that produce, transmit or distribute gas or electrical energy, as well as those companies which provide communications facilities, such as telephone and telegraph companies. As a matter of investment policy, the Fund will invest at least 65% of the value of its total assets in utility companies that derive 50% of their revenues from utilities or assets relating to utility industries. In addition, the Fund may invest up to 35% of its assets in common stock of non-utility companies.


     The Fund may invest in:


         common and preferred stocks, bonds and convertible preferred stocks of utility companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the individual company's industry. However, other factors, such as product position, market share or profitability may also be considered by the Fund's investment adviser. The Fund will only invest its assets in debt securities rated Baa or higher by Moody's or BBB or higher by S&P or which, if unrated, are considered to be of comparable quality by the Fund's investment adviser;


         securities which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds and discount notes of U.S. government agencies or instrumentalities such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association, Student Loan Marketing Association, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank and National Credit Union Administration. Some of these securities are supported by the full faith and credit of the U.S. government, and others are supported only by the full faith and credit of the agency or instrumentality;


         commercial paper, including master demand notes;


         ADRs of foreign companies traded on the New York or American Stock Exchanges or the over-the-counter market;

         foreign securities (either foreign or U.S. securities traded in foreign markets). The Fund may also invest in other obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. See "Special Risk Considerations" below. The Fund will not invest more than 10% of its assets in foreign securities;


         obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in deposits and insured by the Bank Insurance Fund or the Savings Association Mortgage Fund, including U.S. branches of foreign banks and foreign branches of U.S. banks; and


         securities of other investment companies.


     Bonds rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such bonds to make principal and interest payments than is the case with higher rated bonds. However, like the higher rated bonds, these securities are considered investment grade. For a description of such ratings, see the Statement of Additional Information.


Evergreen Value Fund


     The investment objective of the Evergreen Value Fund is long-term capital appreciation with current income as a secondary objective. Normally, at least 75% of the Fund's assets will be invested in equity securities of U.S. companies with prospects for earnings growth and dividends.


     The Fund's investments, in order of priority, consist of:


         common and preferred stocks, bonds and convertible preferred stock of U.S. companies with a minimum market capitalization of $100 million which are listed on the New York or American Stock Exchanges or traded in over-the-counter markets. The primary consideration is for those industries and companies with the potential for capital appreciation; income is a secondary consideration;


         ADRs of foreign companies traded on the New York or American Stock Exchanges or the over-the-counter market;


         foreign securities (either foreign or U.S. securities traded in foreign markets). The Fund may also invest in obligations denominated in foreign currencies. In making these decisions, the Fund's investment adviser will consider such factors as the condition and growth potential of various economies and securities markets, currency and taxation implications and other pertinent financial, social, national and political factors (see "Special Risk Considerations");


         convertible bonds rated no lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of comparable quality by the Fund's investment adviser;


         money market instruments;


         fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock the Fund may acquire rated no lower than BBB by S&P or Baa by Moody's or which, if not rated, determined to be of comparable quality by the Fund's investment adviser (up to 5% of total assets);


         zero coupon bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities (up to 5% of total assets);


         obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in deposits and insured by the Bank Insurance Fund or the Savings Association Insurance Fund, including U.S. branches of foreign banks and foreign branches of U.S. banks; and
         prime commercial paper, including master demand notes rated no lower than A-1 by S&P or Prime 1 by Moody's.


     Bonds rated BBB by S&P or Baa by Moody's may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuers of such bonds to make principal and interests payments than higher rated bonds. However, like the higher rated bonds, these securities are considered investment grade. For a description of such ratings see the Statement of Additional Information.


Evergreen Fund for Total Return


     Evergreen Fund for Total Return seeks total return from a combination of capital growth and income. Under ordinary circumstances, the Fund will invest principally in dividend paying common stocks, preferred stocks and securities convertible or exchangeable into common stocks. Non-dividend paying stocks may also be owned by the Fund if, in the judgment of the Fund's investment adviser, that is consistent with its investment objectives. The Fund may invest up to 50% of its assets in securities of foreign issuers located in developed countries as well as emerging markets countries. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined, from time to time, by the International Bank for Reconstruction and Development ("World Bank"). The Fund may invest up to 35% of its total assets in debt securities of U.S. and foreign issuers, including secured and unsecured debt obligations, rated in any category by S&P or Moody's or which are unrated. The Fund may also invest in non-investment grade rated zero coupon and payment-in-kind ("PIK") securities. See "Special Risk Considerations".


     The Fund may invest up to 35% of its total assets under ordinary circumstances in the following types of money market instruments: (1) commercial paper, including master demand notes, which at the date of investment is rated A-1, the highest grade, by S&P, PRIME-1, the highest grade, by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks;
(3) corporate obligations that at the date of investment are rated A or better by S&P or Moody's; and (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government.


INVESTMENT PRACTICES AND RESTRICTIONS


Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of the Funds' investment advisers, market conditions warrant a temporary defensive investment strategy. In addition, Evergreen Fund for Total Return may also make temporary investments in debt securities and high grade preferred stocks for defensive purposes when the Fund's investment adviser believes market conditions warrant.



Borrowing. The Funds may not borrow money except as a temporary measure to
---------
facilitate redemption requests or for extraordinary or emergency purposes. The proceeds from borrowings may be used to facilitate redemption requests which might otherwise require the untimely disposition of portfolio securities. Evergreen Fund for Total Return may borrow in amounts up to one-third of its assets for the aformentioned purposes as well as for leverage. See "Special Risk Considerations". The specific limits applicable to borrowing by each Fund are set forth in the Statement of Additional Information.


Securities Lending. To generate income and offset expenses, the Fund may lend
------------------
securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Short Sales. The Evergreen Income and Growth Fund and Evergreen Growth and
-----------
Income Fund may, as a defensive strategy, make short sales of securities. A short sale occurs when a seller sells a security and makes delivery to the buyer by borrowing the security. Short sales of a security are generally made in cases where the seller expects the market value of the security to decline. To complete a short sale, the seller must replace the security borrowed by purchasing it at the market price at the time of replacement, or by delivering securities from the seller's own position to the lender. In the event the market value of a security sold short were to increase, the seller would realize a loss to the extent that the cost of purchasing the security for delivery to the lender were greater than the proceeds from the short sale. In the event a short sale is completed by delivery of securities to the lender from the seller's own position, the seller would forego any gain that would otherwise be realized on such securities.


Illiquid Securities. Each Fund may invest up to 15% of its net assets in
-------------------
illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.


Restricted Securities. Each Fund may invest in restricted securities, including
---------------------
securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by Evergreen Equity Trust's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.


Repurchase Agreements. The Funds may invest in repurchase agreements. A
---------------------
repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's investment adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.


Reverse Repurchase Agreements. Evergreen Utility Fund, Evergreen Value Fund,
-----------------------------
Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Funds. Each Fund, other than Evergreen Fund for Total Return will not enter into reverse repurchase agreements exceeding 5% of the value of its net assets. Evergreen Fund for Total Return may enter into reverse repurchase agreements in amounts up to one-third of the value of its net assets.

When-Issued and Delayed-Delivery Transactions. Evergreen Utility Fund,
---------------------------------------------
Evergreen Value Fund, Evergreen Fund for Total Return, and Evergreen Blue Chip Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.


Fixed Income Securities -- Downgrades. If any security invested in by any of
-------------------------------------
the Funds loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.


Options and Futures. In addition to making investments directly in securities,
-------------------
the Funds may write covered put and call options and hedge their investments by purchasing options. Evergreen Utility Fund, Evergreen Value Fund, Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return may also engage in transactions in futures contracts and related options. The investment adviser to the Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund does not currently intend to write covered call options, purchase options or engage in transactions in futures contracts and related options, but may do so in the future. The Funds may engage in foreign currency exchange transactions to protect against changes in future exchange rates. The Funds, other than Evergreen Value Fund and Evergreen Fund for Total Return, do not currently intend to write covered put options, but may do so in the future.


     Each Fund may write covered call options, and Evergreen Value Fund and Evergreen Fund for Total Return may write covered put options, on certain portfolio securities in an attempt to earn income and realize a higher return on their portfolios. A call option gives the purchaser of the option the right to buy a security from the writer at the exercise price at any time during the option period; a put option gives the holder the right to sell the underlying security to the writer at a stated price at any time during the option period. An option may not be written if, afterwards, securities comprising more than 5% of the market value of a Fund's equity securities would be subject to put and call options. A Fund realizes income from the premium paid to it in exchange for writing a put or call option. Once it has written a call option on a portfolio security and until the expiration of such option, a Fund forgoes the opportunity to profit from increases in the market price of such security in excess of the exercise price of the call option. Should the price of the security on which a call has been written decline, a Fund bears the risk of loss, which would be offset to the extent the Fund has received premium income. By writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. A Fund will only write "covered" options traded on recognized securities exchanges. An option will be deemed covered when a Fund either (i) owns the security (or securities convertible into such security) on which the call option has been written in an amount sufficient to satisfy the obligations arising under a call option, or (ii) in the case of both call and put options, the Fund's custodian maintains cash or high-grade liquid debt securities belonging to the Fund in an amount not less that the amount needed to satisfy the Fund's obligations with respect to such options. A "closing purchase transaction" may be entered into with respect to an option written by a Fund for the purpose of closing its position. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.


     Evergreen Value Fund and Evergreen Fund for Total Return may purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.


     A Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


Futures, Options and Other Derivative Instruments. The Funds may purchase and
-------------------------------------------------
sell various financial instruments ("Derivative Instruments") such as financial futures contracts (including interest rate, index and foreign currency futures contracts), options (such as options on securities, indices, foreign currencies and futures contracts), forward currency contracts and interest rate, equity index and currency swaps, caps, collars and floors. The index Derivative Instruments the Funds may use may be based on indices of U.S. or foreign equity or debt securities. These Derivative Instruments may be used, for example, to preserve a return or spread, to lock in unrealized market value gains or losses, to facilitate or substitute for the sale or purchase of securities, to manage the duration of securities, to alter the exposure of a particular investment or portion of the Fund's portfolio to fluctuations in interest rates or currency rates, to uncap a capped security or to convert a fixed rate security into a variable rate security or a variable rate security into a fixed rate security.


     A Fund's ability to use these instruments may be limited by market conditions, regulatory limits and tax considerations. A Fund might not use any of these strategies and there can be no assurance that any strategy that is used will succeed. See the Statement of Additional Information for more information regarding these instruments and the risks relating thereto.


Risks of Derivative Instruments. The use of Derivative Instruments, including
-------------------------------
written put and call options, involves special risks, including: (1) the lack of, or imperfect, correlation between price movements of a Fund's current or proposed portfolio investments that are the subject of the transactions as well as price movements of the Derivative Instruments involved in the transaction;
(2) possible lack of a liquid secondary market for any particular Derivative Instrument at a particular time; (3) the need for additional portfolio management skills and techniques; (4) losses due to unanticipated market price movements; (5) the fact that, while such strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in portfolio investments; (6) incorrect forecasts by a Fund's investment adviser concerning interest or currency exchange rates or direction of price fluctuations of the investment that is the subject of the transaction, which may result in the strategy being ineffective;
(7) loss of premiums paid by the Fund on options it purchases; and (8) the possible inability of the Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with such transactions and the possible inability of the Fund to close out or liquidate its positions.


     A Fund's investment adviser may use Derivative Instruments, including written put and call options, for hedging purposes (i.e. by paying a premium or foregoing the opportunity for profit in return for protection against downturns in markets generally or the prices of individual securities or currencies) and also may use Derivative Instruments to try to enhance the return characteristics of a Fund's portfolio of investments (i.e. by receiving premiums in connection with the writing of options and thereby accepting the risk of downturns in markets generally or the prices of individual securities or currencies or by paying premiums in anticipation that the securities underlying the Derivative Instruments will appreciate). The use of Derivative Instruments for hedging purposes or to enhance a Fund's return characteristics can increase investment risk. If a Fund's investment adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed, resulting in leverage. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that the Fund has entered into. Options and futures transactions may increase portfolio turnover rates, which would result in greater commission expenses and transaction costs.


Foreign Currency Transactions. To the extent a Fund may invest in non-U.S.
-----------------------------
dollar denominated securities, it may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts ("forward contracts"). Evergreen Small Cap Equity Income Fund, Evergreen Income and Growth Fund and Evergreen Fund for Total Return may also enter into forward foreign currency exchange contracts to protect the Funds' assets denominated in a foreign currency against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of the Funds' assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. The use of forward contracts for hedging purposes may limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. A forward contract is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time a Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Funds will not enter into a forward contract with a term of more than one year. In addition to forward contracts entered into for hedging purposes, Evergreen Small Cap Equity Income Fund, Evergreen Income and Growth Fund, Evergreen Fund for Total Return and Evergreen Blue Chip Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.


Options on Foreign Currencies. Evergreen Small Cap Equity Income Fund and
-----------------------------
Evergreen Fund for Total Return may also purchase foreign currency put options. A put option gives the holder, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to ensure against adverse currency price movements in the underlying portfolio assets denominated in that currency. Exchange listed options on seven major currencies are traded in the U.S. In addition, several major U.S. investment firms make markets in unlisted options on foreign currencies. Such unlisted options may be available with respect to a wide range of foreign currencies than listed options and may have more flexible terms. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risks associated with the individual issuer. No more than 5% of a Fund's net assets may be represented by premiums paid by the Fund with respect to options on foreign currencies outstanding at any one time. Furthermore, the market value of unlisted options on foreign currencies will be included with other illiquid assets held by the Fund for purposes of the 10% limit on such assets with respect to Evergreen Small Cap Equity Income Fund, or 15% limit on such assets with respect to Evergreen Fund for Total Return. The Funds may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. A call option written by a Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option. Writing call options in this manner is designed to reduce the cost of downside currency protection but has the effect of limiting currency appreciation potential.


SPECIAL RISK CONSIDERATIONS


Fixed Income Investments. Investments by the Funds in fixed income securities are subject to a number of risks. For example, changes in economic conditions could result in the weakening of the capacity of the issuers of such securities to make principal and interest payments, particularly in the case of issuers of non-investment grade fixed income securities. In addition, the market value of fixed-income securities in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In the event there is a downgrading in the rating of a fixed income security held in a Fund's portfolio, the Fund may continue to hold the security if such action is deemed to be in the best interests of the Fund and its shareholders.


Investment in Small Companies. Evergreen Growth and Income Fund and Evergreen
-----------------------------
Value Fund may invest from time to time, and Evergreen Small Cap Equity Income Fund will invest in securities of little-known, relatively small and special situation companies. Investments in such companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of small and special situation companies in which the Funds invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and be subject to wide price fluctuations. As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly.


Investment in Foreign Securities. Evergreen Small Cap Equity Income Fund,
--------------------------------
Evergreen Income and Growth Fund, Evergreen Utility Fund, Evergreen Value Fund, Evergreen Fund for Total Return and Evergreen Blue Chip Fund may invest in foreign securities. Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Accordingly, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of the assets of the Fund denominated or traded in that currency. If the value of a particular foreign currency falls relative to the U.S. dollar, the U.S. dollar value of the assets of a Fund denominated in such currency will also fall. The performance of a Fund will be measured in U.S. dollars.


     Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. The lack of uniform accounting standards and practices among countries impairs the validity of direct comparisons of valuation measures (such as price/earnings ratios) for securities in different countries. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. Settlement periods for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity. These different settlement practices may cause missed purchasing opportunities and/or the loss of interest on money market and debt investments pending further equity or long-term debt investments. In addition, foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and, accordingly, a Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund.


     Additionally, accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by each Fund's investment adviser before making any of these types of investments.


     ADRs and EDRs and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted but rather in the currency of the market in which they are traded. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe by banks or depositories which evidence a similar ownership arrangement. Generally ADRs, in registered form, are designed for use in United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.


Investments Related to Real Estate. Evergreen Income and Growth Fund may invest
----------------------------------
up to 15% of its net assets and Evergreen Small Cap Equity Income Fund may invest without limit in investments related to real estate, including real estate investment trust ("REITS"). Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. In addition, equity real estate investment trusts may be affected by changes in the value of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. Equity and mortgage real estate investment trusts are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaulted, it is conceivable that a Fund could end up holding the underlying real estate.


Lower-Rated Securities. Evergreen Growth and Income Fund and Evergreen Fund for
----------------------
Total Return may invest a portion of their assets in securities rated below Baa by Moody's or BBB by S&P (commonly known as "junk bonds"). Lower-rated and comparable unrated securities (collectively referred to in this discussion as "lower-rated securities") will likely have some quality and protective characteristics that, in the judgment of the rating organization, are out-weighed by large uncertainties or major risk exposures to adverse conditions; and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.


     While the market values of lower-rated securities tend to react less to fluctuations in interest rate levels than the market values of higher rated securities, the market values of certain lower-rated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated securities generally present a higher degree of credit risk. Issuers of lower- rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for lower-rated securities may diminish a Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value. For additional information about the possible risks of investing in junk bonds, see "Investment Objectives and Policies -- Junk Bonds" in the Statement of Additional Information.


Investments in the Utility Industry. In view of the Evergreen Utility Fund's
-----------------------------------
investment concentration, investors should be aware of certain risks associated with the utility industry in general. These include difficulties in earning adequate returns on investments despite frequent rate increases, restrictions on operations and increased costs and delays due to governmental regulations, building or construction delays, environmental regulations, difficulty of the capital markets in absorbing utility debt and equity securities, and difficulties in obtaining fuel at reasonable prices.


Other Investment Restrictions. Each Fund has adopted additional investment
-----------------------------
restrictions that are set forth in the Statement of Additional Information. Unless otherwise noted, the restrictions and policies set forth above are not fundamental and may be changed without shareholder approval. Shareholders will be notified of any changes in policies that are not fundamental.


--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION



Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end management investment company called "Evergreen Equity Trust" (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.


Board of Trustees. The Trust is supervised by a Board of Trustees that is
-----------------
responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee a Fund's activities, reviewing, among other things, a Fund's performance and its contractual arrangements with various service providers.


Shareholder Rights. All shareholders of a given Class participate equally in
------------------
dividends and distributions from a Fund's assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of each Fund are redeemable, transferable and freely assignable as collateral. Each Fund may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, a Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.


SERVICE PROVIDERS


Investment Adviser. The investment adviser to Evergreen Utility Fund and Evergreen Value Fund is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


     The investment adviser to Evergreen Growth and Income Fund, Evergreen Income and Growth Fund and Evergreen Small Cap Equity Income Fund is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971.


     The investment adviser to Evergreen Fund for Total Return is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.


     FUNB manages investments and supervises the daily business affairs of Evergreen Utility Fund and Evergreen Value Fund and, as compensation therefor, is entitled to receive an annual fee equal to .50 of 1% of average daily net assets of each Fund.


     As investment adviser to Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund, Evergreen Asset manages each Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each of Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund a fee equal to 1% of average daily net assets on an annual basis on the first $750 million in assets, .9 of 1% of average daily net assets on an annual basis on the next $250 million in assets, and .8 of 1% of average daily net assets on an annual basis on assets over $1 billion.


     As investment adviser to Evergreen Fund for Total Return, Keystone manages each Fund's investments, provides various administrative services and supervises each Fund's daily business affairs, subject to the authority of the Trustees. As payment for its services, Keystone is entitled to receive from the Evergreen Fund for Total Return a fee, calculated on an annual basis, equal to 1.5% of Gross Dividend and Interest Income of the Fund plus 0.60% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.55% of the next $100,000,000, plus 0.50% of the next $100,000,000, plus 0.45%
of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $500,000,000, plus 0.30% of amounts over $1,000,000,000, computed as of the close of business each business day and paid monthly.


Portfolio Managers. The portfolio manager for Evergreen Income and Growth Fund
------------------
and Evergreen Small Cap Equity Income Fund is Nola Maddox Falcone, C.F.A., who is President and Co-Chief Executive Officer of Evergreen Asset. Ms. Falcone has served as the principal manager of each Fund since 1985 and 1993, respectively.



     The portfolio managers for Evergreen Growth and Income Fund are Stephen A. Lieber and Gary R. Buesser. Mr. Lieber is Chairman and Co-Chief Executive Officer of Lieber & Company and Evergreen Asset Management Corp. He was the founding Partner of Lieber & Company in 1969 and served as Senior Partner until June, 1994. He was a founding General Partner of Vanden Broeck, Lieber & Company from 1956 to 1969. Mr. Buesser joined Lieber & Company as an analyst in 1996. Previously, he was a Portfolio Manager/Analyst with Cowen Asset Management and Shearson Lehman Brothers. Prior to managing Evergreen Growth and Income Fund, Mr. Buesser worked as an associate portfolio manager on the Evergreen Foundation Fund and as primary manager for pension and non-profit portfolios. He is a member of the New York Society of Security Analysts and The Association for Investment Management and Research.


     Paul A. DiLella and Doris Kelley-Watkins are co-portfolio managers of the Evergreen Utility Fund. Mr. DiLella, a Vice President and Senior Investment Officer of FUNB, has been a portfolio manager of the Fund since 1996. He joined First Fidelity Bank in 1982, which was acquired by FUNB in 1995, as Vice President and Portfolio Manager in the Asset Management Group. Ms. Kelley-Watkins joined Evergreen Asset in 1996, after twenty years as an electric utility analyst with Merrill Lynch Securities Research Department.


     The portfolio manager for Evergreen Value Fund is Matthew D. Finn. Mr. Finn is currently Vice President and Senior Portfolio Manager of Keystone since March, 1998. Previously, Mr. Finn was a Vice President and portfolio manager with Advantus Capital Management, Inc. from 1994 to 1998 and a portfolio manager and owner with Unified Capital Management, Inc. from 1993 to 1994.


     Walter McCormick has been the portfolio manager of Evergreen Fund for Total Return since 1987. Mr. McCormick is also a Senior Vice President and Senior Portfolio Manager of Keystone and has more than 25 years' investment experience.


SUB-ADVISER


     Evergreen Asset has entered into sub-advisory agreements with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolios of Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to Evergreen Income and Growth Fund, Evergreen Growth and Income Fund and Evergreen Small Cap Equity Income Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.


Administrator. Evergreen Investment Services, Inc. ("EIS") serves as
-------------
administrator to Evergreen Utility Fund and Evergreen Value Fund, subject to the supervision and control of the Trustees of the Funds. As administrator EIS provides facilities, equipment and personnel to Evergreen Utility Fund and Evergreen Value Fund and is entitled to receive an administration fee from the Funds based on the aggregate average daily net assets of all the mutual Funds advised by FUNB, Evergreen Asset or Keystone calculated in accordance with the following schedule.


  Administration Fee
------------------------
  0.050%                 on the first $7 billion
  0.035%                 on the next $3 billion
  0.030%                 on the next $5 billion
  0.020%                 on the next $10 billion
  0.015%                 on the next $5 billion
  0.010%                 on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return on behalf of each Fund's investment adviser. Evergreen Fund for Total Return may reimburse EIS for its costs in providing such services.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company
--------------------------------------------
("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston,
---------
Massachusetts 02205-9827 acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The
---------------------
BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.
--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES



     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates.


     Eligible investors may purchase Class Y shares of any of the Funds through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of any of the Funds by mailing to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.


     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the Application for more information. Only Class Y shares are offered through this Prospectus (see "General Information" -- "Other Classes of Shares").


How the Funds Value their Shares. The net asset value of each Class of shares
--------------------------------
of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as a Fund's Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.


Additional Purchase Information. As a condition of this offering, if a purchase
-------------------------------
is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or a Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.


HOW TO REDEEM SHARES


     You may "redeem" ( i.e., sell) your Class Y shares in a Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.


Redeeming Shares Through Your Financial Intermediary. A Fund must receive
----------------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).


Redeeming Shares Directly by Mail or Telephone. Send a signed letter of
----------------------------------------------
instruction or stock power form to the Fund, c/o ESC , the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.


     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 6:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.


     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.


     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.


Evergreen Express Line. The Evergreen Express Line offers you specific fund
----------------------
account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.


General. The sale of shares is a taxable transaction for federal income tax
-------
purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90 day period for any one shareholder.


EXCHANGE PRIVILEGE


How To Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in the other Evergreen funds through your financial intermediary by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.


     Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.


Exchanges Through Your Financial Intermediary. A Fund must receive exchange
---------------------------------------------
instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.


Exchanges By Telephone and Mail. Exchange requests received by a Fund after
-------------------------------
4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.


SHAREHOLDER SERVICES


     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the application.


Systematic Investment Plan. Under a Systematic Investment Plan, you may invest
--------------------------
as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.


Telephone Investment Plan. You may make investments into an existing account
-------------------------
electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.


Systematic Withdrawal Plan. When an account of $10,000 or more is opened or
--------------------------
when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.


Automatic Reinvestment Plan. For the convenience of investors, all dividends
---------------------------
and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed
---------------------
dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.


     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.


Two Dimensional Investing. You may elect to have income and capital gains
-------------------------
distributions from any Class Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.


Tax Sheltered Retirement Plans. The Funds have various retirement plans
------------------------------
available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.


BANKING LAWS


     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.


     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of a Fund would suffer any adverse financial consequences.
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES



     Each Fund intends to distribute its investment company taxable income quarterly and net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of a Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.


     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as a Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.


     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.


     The Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.


     The Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of a Fund.


     The Funds intend to distribute their net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Funds will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of a Funds' taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as long-term capital loss to the extent of such capital gain dividend.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.


GENERAL INFORMATION


Portfolio Turnover. The estimated annual portfolio turnover rate for each of the Funds is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Funds affecting portfolio turnover.


Portfolio Transactions. Consistent with the Conduct Rules of the National
----------------------
Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with a Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares,
-----------------------
Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this Prospectus and are only available to (1) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.


Performance Information. The Funds may quote their "total return" or "yield"
-----------------------
for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.


     A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of a Fund's shares are assumed to have been paid.


     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of a Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.


     Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices. The Funds may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.


     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The Principal Underwriter may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided to Evergreen fund shareholders.


Additional Information. This Prospectus and the Statement of Additional
----------------------
Information, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trust with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisers
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York
  10577
     Evergreen Growth and Income Fund, Evergreen Small Cap Equity Income Fund, Evergreen Income and Growth Fund


Capital Management Group of First Union National Bank of North Carolina, 210 South College Street, Charlotte, North Carolina, 28228
     Evergreen Utility Fund, Evergreen Value Fund


Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
     Evergreen Fund for Total Return


Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827


Transfer Agent
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121


Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036



Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
     Evergreen Utility Fund, Evergreen Growth and Income Fund, Evergreen Value Fund, Evergreen Small Cap Equity Income Fund,
     Evergreen Fund for Total Return


Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
     Evergreen Income and Growth Fund


Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019


67654                                                        536123Rv3

                             EVERGREEN EQUITY TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 1, 1998

                     EVERGREEN BLUE CHIP FUND ("BLUE CHIP")
               EVERGREEN GROWTH AND INCOME FUND ("GROWTH/INCOME")
               EVERGREEN INCOME AND GROWTH FUND ("INCOME/GROWTH")
              EVERGREEN SMALL CAP EQUITY INCOME FUND ("SMALL CAP")
                EVERGREEN FUND FOR TOTAL RETURN ("TOTAL RETURN")
                       EVERGREEN UTILITY FUND ("UTILITY")
                         EVERGREEN VALUE FUND ("VALUE")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS")


                      EACH FUND IS A SERIES OF AN OPEN-END
                     MANAGEMENT INVESTMENT COMPANY KNOWN AS
                      EVERGREEN EQUITY TRUST (THE "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Funds' prospectuses dated April 1, 1998, as supplemented from time to time. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of each Fund. You may obtain these prospectuses from Evergreen Distributor, Inc.






                                                       23602

                                TABLE OF CONTENTS



FUND INVESTMENTS..................................................3
           General Information....................................3
         Fundamental Policies....................................10
         Investment Guidelines...................................11
MANAGEMENT OF THE TRUST..........................................12
PRINCIPAL HOLDERS OF FUND SHARES.................................15
INVESTMENT ADVISORY AND OTHER SERVICES...........................21
         Investment Adviser......................................21
         Investment Advisory Agreements..........................22
         Distributor.............................................23
         Distribution Plans and Agreements.......................23
         Additional Service Providers............................25
BROKERAGE........................................................25
         Brokerage Commissions...................................26
         Selection of Brokers....................................26
         Simultaneous Transactions...............................27
TRUST ORGANIZATION...............................................27
         Form of Organization....................................27
         Description of Shares...................................27
         Voting Rights...........................................27
         Limitation of Trustees' Liability.......................28
PURCHASE, REDEMPTION AND PRICING OF SHARES....................   28
         How the Funds Offer Shares to the Public................28
           Contingent Deferred Sales Charge......................29
         Sales Charge Waivers or Reductions......................29
         Exchanges...............................................31
         Calculation of Net Asset Value Per Share................32
         Valuation of Portfolio Securities.......................32
         Shareholder Services....................................32
PRINCIPAL UNDERWRITER............................................33
ADDITIONAL TAX INFORMATION.......................................34
          Requirements for Qualification as a
               Registered Investment Company.....................34
          Taxes on Distributions.................................34
          Taxes on the Sale or Exchange of Fund Shares...........35
          Other Tax Considerations...............................35
FINANCIAL INFORMATION............................................36
         Expenses................................................36
         Brokerage Commissions Paid..............................39
         Computation of Class A Offering Price...................40
         Performance.............................................40
ADDITIONAL INFORMATION...........................................42
APPENDIX A......................................................A-1


                                                       23602
                                                         2

                                FUND INVESTMENTS

GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

             (ii)  Farmers Home Administration;

            (iii)  Federal Home Loan Banks;

             (iv)  Federal Home Loan Mortgage Corporation;

              (v)  Federal National Mortgage Association; and

             (vi)  Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

                                                       23602
                                                         3

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions (Blue Chip, Total Return, Utility and Value)

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income, each Fund may lend portfolio securities to broker-dealers and other financial institutions. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.


                                                       23602
                                                         4

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements (Blue Chip, Small Cap, Total Return, Utility and Value)

         Each Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         The Funds may buy or sell (i.e., write) put and call options on securities they hold or intends to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of

                                                       23602
                                                         5
offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         Each Fund may enter into currency and other financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures contracts on securities, currencies or indices in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities or currencies increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Adviser to be a favorable price and rate of return for securities, or favorable exchange rate for currencies, the Fund intends to purchase.

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear

                                                       23602
                                                         6
market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in market prices, interest rates or exchange rates could result in poorer performance than if it had not entered into these transactions. Even if the Adviser correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying a Fund's futures position and the securities or currencies held by or to be purchased for a Fund. Each Fund's Adviser will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Funds will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities (excluding Growth/Income)

         Each Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of

                                                       23602
                                                         7
foreign banks, including invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions (excluding Growth/Income)

     As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although each Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.
Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield Bonds (Growth/Income and Total Return)

         Each Fund may invest in high yield, high risk bonds, commonly known as "junk bonds." While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:

         (1) High yield bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

         (2) The lower ratings of these securities reflect a greater possibility that adverse

                                                       23602
                                                         8
changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes or individual corporate developments.

         (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) the Fund's ability to dispose of particular issues and (3) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         (6) Zero coupon bonds and PIKs involve additional special considerations. For example, zero coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net income as dividends. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Each Fund may invest in securities rated as low as D by S&P or C- by Moody's. Such securities may have defaulted on payments of principal and/or interest at the time of investment. (Rating categories are described in the Appendix.) A Fund will invest in debt so rated only when the investment adviser believes the issuer's financial condition will improve through reorganization or other measures. Each Fund may also invest in high yield, high risk securities which are unrated or rated under a different system if a Fund's investment adviser believes they are comparable to high yield securities in which each Fund may otherwise invest.

         The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.


                                                       23602
                                                         9

FUNDAMENTAL POLICIES

         The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), except that Utility will concentrate its investments in utility industries.

Issuing Senior Securities

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other

                                                       23602
                                                        10
investment  instruments shall not be deemed to be the making of a loan.

INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding

                                                       23602
                                                        11
voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management Corporation (investment advice).

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
 (DOB: 10/12/38)                                                     Committee, Cambridge College; Chairman Emeritus and
                                                                     Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting); and former Director,
                                                                     Keystone Investments, Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).


                                                       23602
                                                        12




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix Total
                                                                     Return Fund and Equifax, Inc.; Trustee of Phoenix
                                                                     Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                     Phoenix Big Edge Series Fund; and former President,
                                                                     Morehouse College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas L. McVerry                    Trustee                         Former Vice President and Director of
(DOB: 8/2/39)                                                        Rexham Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt Pettit                  Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR  International, Inc. (executive recruitment); former
                                                                     Senior Vice President, Boyden International Inc.
                                                                     (executive recruitment); and Director, Commerce and
                                                                     Industry Association of New Jersey, 411
                                                                     International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Former Chairman, Environmental  Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake Beam Morin,
                                                                     Inc. (executive outplacement); Director of Connecticut
                                                                     Natural Gas Corporation, Hartford Hospital, Old
                                                                     State House Association, Middlesex Mutual Assurance
                                                                     Company, and Enhance Financial Services, Inc.;
                                                                     Chairman, Board of Trustees, Hartford Graduate
                                                                     Center; Trustee, Greater Hartford YMCA; former
                                                                     Director, Vice Chairman and Chief Investment
                                                                     Officer, The Travelers Corporation; former Trustee,
                                                                     Kingswood-Oxford School; and former Managing
                                                                     Director and Consultant, Russell Miller, Inc.


                                                       23602
                                                        13




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BISYS Fund Services.

Nimish S. Bhatt*                     Vice President and              Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        Assistant Treasurer             Assistant Vice President, Evergreen Asset
                                                                     Management Corp./First Union Bank; former Senior
                                                                     Tax Consulting/Acting Manager, Investment
                                                                     Companies Group, Price Waterhouse, LLP, New
                                                                     York.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services

D'Ray Moore*                         Secretary                       Vice President, Client Services, BISYS Fund
(DOB: 3/30/59)                                                       Services



*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

         The officers of the Trust are all officers and/or employees of BISYS Fund Services.

Trustee Compensation

          Listed below is the Trustee compensation for the twelve-month period ended July 31, 1997.


                                COMPENSATION FROM          COMPENSATION FROM
TRUSTEE                              TRUST              TRUST AND FUND  COMPLEX
---------------------           -----------------       -----------------------
Laurence B. Ashkin                  $9,657                     $60,900
Charles A. Austin III                 $811                     $45,700
K. Dun Gifford                        $781                     $42,100
James S. Howell                    $16,807                     $99,210
Leroy Keith Jr.                       $761                     $42,700
Gerald M. McDonnell                $13,996                     $84,250
Thomas L. McVerry                  $16,201                     $89,750
William Walt Pettit                $15,801                     $87,542
David M. Richardson                   $811                     $45,700
Russell A. Salton, III             $15,705                     $90,406
Michael S. Scofield                $14,941                     $91,606
Richard J. Shima                    $3,772                     $63,825
                                                        14

                           PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of February 28, 1998.


BLUE CHIP CLASS A
None


BLUE CHIP CLASS B
MLPF&S For the Sole Benefit              9.712%
of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Floor
Jacksonville, FL 32246-6468

BLUE CHIP CLASS C
DONALD C. MOORE AND                      55.982%
JUNE I. MOORE JTTEN
649 LAKE WORTH CIRCLE
HEATHROW, FL 32746-2429


First Trust Corp TTEE                    38.819%
U/A DTD 1/10/94
Julia E. Welch IRA
A/C #617143-0001
PO Box 173301
Denver, CO 80217-3301

GROWTH/INCOME CLASS A
NONE



GROWTH/INCOME CLASS B
NONE

GROWTH/INCOME CLASS C
MLPF&S FOR THE SOLE BENEFIT              23.228%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E 3RD FLOOR
JACKSONVILLE, FL 32246-6484


GROWTH/INCOME CLASS Y
FIRST UNION NATIONAL BANK/EB/INT         50.581%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S TRYON ST., 3RD FL CMG 1151
CHARLOTTE, NC 28202-1911


FIRST UNION NATIONAL BANK/EB/INT         26.579%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S TRYON ST., 3RD FL CMG 1151
CHARLOTTE, NC 28202-1911


INCOME/GROWTH CLASS A
NONE


INCOME/GROWTH CLASS B
NONE

INCOME/GROWTH CLASS C
MLPF&S FOR THE SOLE BENEFIT              7.133%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E 3RD FLOOR
JACKSONVILLE, FL 32246-6484


FUBS & CO. FEBO                          6.266%
LAST STOP INC.
8661 COLESVILLE RD #D149
SILVER SPRING, MD  20910-3933


FIRST UNION NATL BANK-FL/C/F, INC.       5.35%
FRED W. COOKSON IRA
6704 WILLOW LN BRADEN WOODS
BRADENTON, FL 34202-9632

INCOME/GROWTH CLASS Y
NONE


SMALL CAP CLASS A
MLPF&S FOR THE SOLE BENEFIT              5.681%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E 3RD FLOOR
JACKSONVILLE, FL 32246-6468


SMALL CAP CLASS B
MLPF&S FOR THE SOLE BENEFIT              10.990%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR E 3RD FLOOR
JACKSONVILLE, FL 32246-6468

SMALL CAP CLASS C
MLPF&S FOR THE SOLE BENEFIT              27.347%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E 3RD FLOOR
JACKSONVILLE, FL 32246-6484

SMALL CAP CLASS Y
FIRST UNION NATIONAL BANK/EB/INT         56.008%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST, 3RD FL CMG 1151
CHARLOTTE, NC 28202-1191

FIRST NATIONAL BANK/EB/INT               23.473%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST 3RD FLR CMG 1151
CHARLOTTE, NC 28202-1911

CITIBANK, NA                             6.876%
DELTA AIRLINES MASTER TRUST 308235
JOE VILLELLA CITICORP SERVICES
1410 N WESTSHORE BLVD., FLOOR 5
TAMPA, FL 33607-4519

TOTAL RETURN CLASS A
MLPF&S FOR SOLE BENEFIT                  6.075%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR E 3RD FLOOR
JACKSONVILLE, FL 32246-6484


TOTAL RETURN CLASS B
MLPF&S FOR SOLE BENEFIT                  9.895%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR E 3RD FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS C
LAVEDNA ELLINGSON                        13.982%
DOUGLAS ELLINGSON TTEES
LAVEDNA ELLINGSON MARITAL TRUST
U/A DTD 5/1/86
8510 MCCLINTOCK
TEMPE, AZ 85284-2527

MLPF&S FOR SOLE BENEFIT                  11.370%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E 3RD FLOOR
JACKSONVILLE, FL 32246-6468


TOTAL RETURN CLASS Y
SSB Cust IRA Rollover                    63.126%
Gail L. Gulbenkian
3768 McCoy Road
Blacksburg, VA 24060-0652

STATE STREET BANK & TRUST CO CUST        23.859%
IRA FBO
KATHERINE ANN MEWHINNEY
2323 FAIRWAY DRIVE
WINSTON SALEM, NC 27103-3653


UTILITY CLASS A
NONE


UTILITY CLASS B
NONE

UTILITY CLASS C
FUBS & CO FEBO                           19.699%
ELSIE B. STROM
LEWIS F. STROM
906 WELLS STREET
BENNETTSVILLE, SC 29512-3240

FUBS & CO FEBO                           6.725%
THOMAS MCKINNEY AND
LOTTIE MCKINNEY
170 SCOTT BLVD
TYRONE, GA 30290-9767

FIRST UNION BROKERAGE SERVICES           6.413%
MAX RAY AND
JERALYNE RAY JTWROS
A/C 6993-2676
ROUTE 2 BOX 498
GREENMOUNTAIN, NC 28740-9209

FUBS & CO FEBO                           5.527%
EVELYN L. SMITH
CREG SMITH
3294 MYRTLE STREET
HAPEVILLE, GA 30354-1418


UTILITY CLASS Y
FIRST UNION NATIONAL BANK                61.639%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S TRYON STREET
CHARLOTTE, NC 28288-0002

FIRST UNION NATIONAL BANK                18.724%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR, CMG-1151
301 S TRYON STREET
CHARLOTTE, NC 28288-0002

KHALID IQBAL C/F                         5.198%
FATIMA KHALID IQBAL
UNIF GIFT MIN ACCOUNT KY
401 BOGLE STREET
SOMERSET, KY 42503-2870

VALUE CLASS A
NONE


VALUE CLASS B
NONE


VALUE CLASS C
NONE


VALUE CLASS Y
FIRST UNION NATIONAL BANK                69.819%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
CMG-1151 11TH FLOOR
301 S TRYON STREET
CHARLOTTE, NC 28288-0002

FIRST UNION NATIONAL BANK                23.262%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S TRYON STREET
CHARLOTTE, NC 28288-0002




                       INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Each Fund has its own investment adviser (the "Adviser"). Each Adviser is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         Some  of  the  Funds   also   have  an   investment   subadviser   (the
"Subadviser"). Each Fund's Adviser and, if applicable, its Subadviser, is discussed below, including a description of fees.

Blue Chip

         Keystone Investment Management Company ("Keystone"), 200 Berkeley Street, Boston, Massachusetts 02116, is the Adviser to Blue Chip, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 0.70% of the first $100 million; 0.65% of the next $100 million; 0.60% of the next $100 million; 0.55% of the next $100 million; 0.50% of the next $100 million; 0.45% of the next $500 million; 0.40% of the next $500 million; plus 0.35% of amounts over $1.5 billion.

Growth/Income, Income/Growth and Small Cap

         Evergreen Asset Management Corp. ("Evergreen Asset"), 2500 Westchester Avenue, Purchase, New York 10577, is the Adviser to Growth/Income, Income/Growth and Small Cap, each of which pays Evergreen Asset an annual percentage of its average daily net assets, as follows: 1.00% of the first $750 million; 0.90% of the next $250 million; and 0.80% of amounts over $1 billion. Lieber & Company, 2500 Westchester Avenue, Purchase, New York 10577, is the Subadviser to Growth/Income, Income/Growth and Small Cap. Lieber & Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing subadvisory services to each Fund.

Total Return

         Keystone is the Adviser to Total Return, which pays Keystone an annual fee equal to 1.5% of the Fund's gross dividend and interest income plus an annual percentage of the Fund's average daily net assets, as follows: 0.60% of the first $100 million; 0.55% of the next $100 million; 0.50% of the next $100 million; 0.45% of the next $100 million; 0.40% of the next $100 million; 0.35% of the next $500 million; plus 0.30% of amounts over $1 billion.

Utility and Value

         The Capital Management Group of First Union National Bank (FUNB) is the Adviser to Utility and Value, each of which pays FUNB an annual fee equal to 0.50% of the Fund's average daily net assets.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each if its Funds, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreements") . Under the Advisory Agreements, and subject to the supervision of the Trust's
Board of Trustees, the Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates;
(10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.



DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for each Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         The Adviser may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of a Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the disinterested Trustees, or (ii) by the

Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Utility and Value, subject to the supervision and control of the Trust's Board of Trustees. EIS provides each Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds advised by First Union subsidiaries, as follows: 0.060% of the first $7 billion; 0.425% of the next $3 billion; 0.035% of the next $5 billion; 0.025% of the next $10 billion; 0.019% of the next $5 billion and 0.014% of amounts over $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is Box 2121, Boston, Massachusetts 02106-2121.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the annual financial statements of Global Opportunities, Latin America, Natural Resources, Precious Metals and International Growth.

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, 10036, audits the annual financial statements of Emerging Markets, Global Leaders and International Equity.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, each Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each Adviser seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an Adviser do not replace, but supplement, the services an Adviser is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Adviser to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Adviser may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Global Leaders effected on those exchanges.

SIMULTANEOUS TRANSACTIONS

         Each Adviser makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Adviser strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund.


                            TRUST ORGANIZATION


FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "Evergreen Equity Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.



                       PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.


Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge equal to 4.75% of the offering price. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge", below).

Class B Shares

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

    REDEMPTION TIMING                                             CDSC RATE
    Month of purchase and the first twelve-month
             period following the month of purchase..................5.00%
    Second twelve-month period following the month of purchase.......4.00%
    Third twelve-month period following the month of purchase........3.00%
    Fourth twelve-month period following the month of purchase.......3.00%
    Fifth twelve-month period following the month of purchase........2.00%
    Sixth twelve-month period following the month of purchase........1.00%
    Thereafter.......................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.


Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. financial hardship withdrawals made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).



EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.


CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each class of shares of a Fund is calculated by dividing the value of a Fund's net assets attributable to that class by the number of all shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in a Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                         ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

          Each Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax adviser to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.




                             FINANCIAL INFORMATION

EXPENSES

         The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."


1997 FUND EXPENSES
                                                                                                    Total              Underwriting
                                               Class A           Class B           Class C          Underwriting       Commissions
FUND                      Advisory Fees        12b-1 Fees        12b-1 Fees        12b-1 Fees       Commissions        Retained
======================  ===================  ===============  ================  ===============  =================   ===============
Blue Chip (1)               $1,794,364             N/A           $1,535,556*          N/A           $1,017,961            $363,862
Growth/Income (2)           $5,736,248          $175,321         $2,170,223        $91,676          $1,796,199            $169,177
Income/Growth (3)           $4,371,784           $13,129           $186,670         $4,556             $41,996              $4,196
Income/Growth (4)           $8,823,541           $18,106           $252,431         $8,509            $187,403             $20,208
Small Cap (2)                 $180,153(a)         $1,710            $15,062         $5,553             $72,045              $8,281
Total Return (5)              $546,092           $66,585           $460,418       $119,908            $128,762              $7,709
Utility (2)                   $382,537(b)       $134,715           $214,190         $2,114             $15,633              $1,789
Value (2)                   $4,753,235          $509,860         $1,337,333        $10,924            $479,927             $51,343


(1)      Year ended 8/31/97
(2)      Seven months ended 7/31/97
(3)      Six months ended 7/31/97
(4)      Year ended 1/31/97
(5)      Eight months ended 7/31/97
(a)      Of that amount, $35,183 waived or reimbursed by Adviser.
(b)      Of that amount, $146,640 waived or reimbursed by Adviser.
*        Not multiple class during this period; amount reflects all 12b-1 fees.



23673
                                                        36

1996 FUND EXPENSES
                                                                                                      Total             Underwriting
                                              Class A          Class B             Class C            Underwriting       Commissions
FUND                    Advisory Fees         12b-1 Fees       12b-1 Fees          12b-1 Fees         Commissions        Retained
===================  ===================== ===============  ==================  ================== ================== ==============
Blue Chip (1)             $1,492,757             N/A            $1,738,556*             N/A            $1,415,505         $334,606
Growth/Income (2)         $5,287,338          $122,222          $1,254,549           $48,073           $1,473,258         $158,858
Income/Growth (3)         $9,343,195 (a)       $18,106             $62,182            $2,021              $98,890          $10,733
Small Cap (2)                $63,333 (b)          $618              $4,265              $356               $3,568             $340
Total Return (4)            $448,266              -0-             $260,237          $112,995             $355,043        ($595,877)
Utility (2)                 $725,733 (c)      $252,753            $378,500            $3,791              $74,988           $7,857
Value (2)                 $6,950,730          $767,254          $1,674,133           $11,608             $522,573          $56,609



(1)      Year ended 8/31/96
(2)      Year ended 12/31/96
(3)      Year ended 1/31/96
(4)      Year ended 11/30/96
(a)      Of that amount, $53,576 waived or reimbursed by Adviser.
(b)      Of that amount, $133,406 waived or reimbursed by Adviser.
(c)      Of that amount, $396,483 waived or reimbursed by Adviser.
*        Not multiple class during this period; amount reflects all 12b-1 fees.



23673
                                                        37

1995 FUND EXPENSES*
                                                Total              Underwriting
                                                Underwriting       Commissions
FUND                     Advisory Fees          Commissions        Retained
===================== ===================== ================== =================
Blue Chip (1)              $1,318,897           $1,083,702           $629,377
Growth/Income (2)          $1,332,685 (a)         $326,249            $37,300
Income/Growth (3)          $8,542,289               $4,585               -0-
Small Cap (2)                 $45,397 (b)             $778               $284
Total Return (4)             $300,290             $190,327          ($243,621)
Utility (2)                  $456,021 (c)          $36,650             $3,955
Value (2)                  $5,120,579             $114,855            $12,616




(1)      Year ended 8/31/95
(2)      Year ended 12/31/95
(3)      Year ended 1/31/95
(4)      Year ended 11/30/95
(a)      Of that amount, $38,106 waived or reimbursed by Adviser.
(b)      Entire amount waived or reimbursed by Adviser.
(c)      Of that amount, $350,922 waived or reimbursed by Adviser.
*        12b-1 fees not included.



23673
                                                        38

BROKERAGE COMMISSIONS PAID

         The table below shows (1) total amounts paid by each Fund in brokerage commissions and (2) brokerage commissions paid by each Fund to Lieber & Company, an affiliate of FUNB, during each of the fiscal periods specified.

                                 1997                                1996                                   1995
FUND
=============  ------------------------------------ -------------------------------------  ---------------------------------------
               Total             Paid to Lieber     Total             Paid to Lieber       Total              Paid to Lieber
               ================  ================== ================= ===================  ================== ====================
Blue Chip         $656,022 (a)           -0-   (a)      $684,496 (a)       -0-      (a)          $621,829 (a)       -0-        (a)
Growth/Income     $412,968 (b)        $348,590 (a)      $519,064 (b)       $429,888 (b)          $210,923 (b)         $160,659 (b)
Income/Growth   $1,575,483 (c)      $1,066,378 (c)    $3,255,068(c)      $2,982,640 (c)        $3,755,606 (c)       $3,465,900 (c)
                $3,529,313 (d)      $2,835,293 (d)
Small Cap          $74,018 (b)         $61,390 (b)       $14,647 (b)        $13,246 (b)            $5,968 (b)           $4,863 (b)
Total Return      $153,935 (e)      -0-        (e)      $227,013 (d)       -0-      (d)           $92,665 (d)        -0-       (d)
Utility           $220,091 (b)      -0 -       (b)      $323,978 (b)       -0-      (b)          $272,806 (b)        -0-       (b)
Value             $273,045 (b)      -0-        (b)    $3,164,292(b)        -0-      (b)        $1,644,077 (b)        -0-       (b)



1997 FOOTNOTES:
(a)      Year ended 8/31/97
(b)      Seven months ended 7/31/97
(c)      Six months ended 7/31/97
(d)      Year ended 1/31/97
(e)      Eight months ended 7/31/97


1996 FOOTNOTES:
(a)      Year ended 8/31/96
(b)      Year ended 12/31/96
(c)      Year ended 1/31/96
(d)      Year ended 11/30/96


1995 FOOTNOTES:
(a)      Year ended 8/31/95
(b)      Year ended 12/31/95
(c)      Year ended 1/31/95
(d)      Year ended 11/30/95





23673
                                                        39

COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 subject to the schedule of sales charges set forth in the prospectus at a price based upon the NAV of each Fund's Class A shares as of July 31, 1997.



FUND*               NET ASSET             PER SHARE            OFFERING PRICE
                    VALUE                 SALES CHARGE         PER SHARE
=================== ====================  ===================  ===============
Growth/Income       $27.26                $1.36                $28.62
Income/Growth       $23.94                $1.19                $25.13
Small Cap           $15.69                $0.78                $16.47
Total Return        $20.69                $1.03                $21.72
Utility             $11.45                $0.57                $12.02
Value               $24.64                $1.23                $25.87

*Excludes Blue Chip, which had not yet offered Class A shares.


PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of each period.

         The average annual total returns for each class of shares of the Funds (including applicable sales charges) as of August 31, 1997 for Blue Chip and July 31, 1997 for the other Funds are as follows:

23569
                                                        40

                                                     TEN YEARS OR
                                                         SINCE         INCEPTION
FUND/CLASS            ONE YEAR       FIVE YEARS        INCEPTION         DATE
================ =============== ===============  =================== ==========
BLUE CHIP*             31.76%          15.36%            9.54%           9/11/35
GROWTH/INCOME
Class A                33.71%            --             28.25%           1/3/95
Class B                34.32%            --             29.00%           1/3/95
Class C                38.25%            --             29.80%           1/3/95
Class Y                40.66%          20.43%           15.06%          10/15/86
INCOME/GROWTH
Class A                22.24%            --             17.65%           1/3/95
Class B                22.40%            --             18.13%           1/3/95
Class C                26.37%            --             19.00%           1/3/95
Class Y                28.70%          11.99%            9.54%           8/31/78
SMALL CAP
Class A                36.08%            --             26.18%           1/3/95
Class B                36.69%            --             26.83%           1/3/95
Class C                41.71%            --             27.76%           1/24/95
Class Y                43.24%            --             18.98%           10/1/93
TOTAL RETURN
Class A                36.84%          16.32%           12.40%           2/13/87
Class B                37.44%            --             16.33%           2/1/93
Class C                41.58%            --             16.61%           2/1/93
Class Y                  --              --             17.22%           1/13/97
UTILITY
Class A                15.56%            --              8.95%           1/4/94
Class B                15.42%            --              9.00%           1/4/94
Class C                19.42%            --             13.55%           9/2/94
Class Y                21.54%            --             12.58%           2/28/94
VALUE
Class A                35.47%          15.86%           12.37%           4/12/85
Class B                36.20%            --             16.82%           2/2/93
Class C                40.24%            --             22.25%           9/2/94
Class Y                42.58%          17.32%           17.96%           1/1/91


         * Not multiple class during this period.

23569
                                                        41

Non-Standardized Performance

       In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

General

       From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Financial Statements

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.




23569
                                                        42

                                   APPENDIX A


                          S&P AND MOODY'S BOND RATINGS


S&P Bond Ratings


           An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

        S&P bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


22987
                                                        A-1

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

22987
                                                        A-2

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in defauolt or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1 by S&P or Prime-1 by Moody's or F-1 by Fitch Investor Services, L.P. If not rated, commercial paper will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment adviser to be of comparable quality. A. S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.
The top  category  is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for

22987
                                                        A-3
repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

         2)       high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

C.       Fitch Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2: Good Credit Quality. Issues assigned to this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F- 1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D: Default. Issues assigned to this rating are in actual or imminent payment default.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

22987
                                                        A-4